As filed with the Securities and Exchange Commission on January 24, 2014

1933 Act File No. _____________

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. ____ ☐
POST-EFFECTIVE AMENDMENT NO. ____ ☐

EATON VANCE MUNICIPALS TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.
It is proposed that this filing will go effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.
Title of Securities Being Registered: Shares of Beneficial Interest of Eaton Vance National Municipal Income Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.  Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 033-00572).

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet

Part A

-

Proxy Statement/Prospectus

Part B

-

Statement of Additional Information

Part C

-

Other Information

Signature Page

Exhibit Index

Exhibits

EATON VANCE ALABAMA MUNICIPAL INCOME FUND

EATON VANCE ARKANSAS MUNICIPAL INCOME FUND

EATON VANCE KENTUCKY MUNICIPAL INCOME FUND

EATON VANCE TENNESSEE MUNICIPAL INCOME FUND

Two International Place
Boston, Massachusetts 02110

February __, 2014

Dear Shareholder:

We cordially invite you to attend a joint Special Meeting of Shareholders of Eaton Vance Alabama Municipal Income Fund (the “AL Fund”), Eaton Vance Arkansas Municipal Income Fund (the “AR Fund”), Eaton Vance Kentucky Municipal Income Fund (the “KY Fund”) and Eaton Vance Tennessee Municipal Income Fund (the “TN Fund”) (together, the “Acquired Funds”) on May 9, 2014 to consider a proposal to approve an Agreement and Plan of Reorganization to convert shares of the Acquired Funds into corresponding shares of Eaton Vance National Municipal Income Fund (the “National Fund”) (the “Reorganization).  The Funds are each a series of Eaton Vance Municipals Trust (the “Trust”).

The investment objective for each Fund is to provide current income exempt from regular federal income tax and, in the case of the Acquired Funds, from particular state and local income or other taxes.  Each Fund has similar investment policies and restrictions.  The enclosed combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) describes the Reorganization in detail.  We ask you to read the enclosed information carefully and to submit your vote promptly.

After consideration and recommendation by Eaton Vance Management, the Board of Trustees has determined that it is in the best interests of the Acquired Funds if the Acquired Funds were merged into the National Fund.  We believe that you may benefit from the Reorganization because you would become shareholders of a larger, more diversified fund with a lower expense ratio and higher yield and distribution rates.

We realize that most shareholders will not be able to attend the meeting and vote their shares in person.  However, each Acquired Fund does need your vote.  You can vote by mail or by telephone, as explained in the enclosed material.  If you later decide to attend the meeting, you may revoke your proxy and vote your shares in person.  By voting promptly, you can help the Acquired Funds avoid the expense of additional mailings.

If you would like additional information concerning this proposal, please call one of our service representatives at 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. Eastern time.  Your participation in this vote is extremely important.

Sincerely,

/s/ Payson F. Swaffield

Payson F. Swaffield

President

Eaton Vance Municipals Trust

Your vote is important – please return your proxy card promptly.

Shareholders are urged to sign and mail the enclosed proxy in the enclosed postage prepaid envelope or vote by telephone by following the enclosed instructions.  Your vote is important whether you own a few shares or many shares.

EATON VANCE ALABAMA MUNICIPAL INCOME FUND

EATON VANCE ARKANSAS MUNICIPAL INCOME FUND

EATON VANCE KENTUCKY MUNICIPAL INCOME FUND

EATON VANCE TENNESSEE MUNICIPAL INCOME FUND

Two International Place
Boston, Massachusetts 02110

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held May 9, 2014

A joint Special Meeting of Shareholders of Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund and Eaton Vance Tennessee Municipal Income (together, the “Acquired Funds”) will be held at the principal office of the Acquired Funds, Two International Place, Boston, Massachusetts 02110, on Friday, May 9, 2014 at 3:30 p.m. (Eastern time), for the following purposes:

1.

To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) to convert shares of each Acquired Fund into corresponding shares of the National Fund.  The Plan provides for the transfer of all of the assets and liabilities of each Acquired Fund to the National Fund in exchange for corresponding shares of the National Fund; and

2.

To consider and act upon any other matters which may properly come before the meeting and any adjourned or postponed session thereof.

The meeting is called pursuant to the By-Laws of Eaton Vance Municipals Trust (the “Trust”).  The Board of Trustees of the Trust has fixed the close of business on February 24, 2014 as the record date for the determination of the shareholders of each Acquired Fund entitled to notice of, and to vote at, the joint meeting and any adjournments or postponements thereof.

By Order of the Board of Trustees,

/s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Eaton Vance Municipals Trust

February __, 2014

Boston, Massachusetts

IMPORTANT

Shareholders can help the Board of Trustees of the Acquired Funds avoid the necessity and additional expense of further solicitations, which may be necessary to obtain a quorum, by promptly returning the enclosed proxy or voting by telephone.  The enclosed addressed envelope requires no postage if mailed in the United States and is included for your convenience.

PROXY STATEMENT/PROSPECTUS

Acquisition of the Assets of

EATON VANCE ALABAMA MUNICIPAL INCOME FUND

EATON VANCE ARKANSAS MUNICIPAL INCOME FUND

EATON VANCE KENTUCKY MUNICIPAL INCOME FUND

EATON VANCE TENNESSEE MUNICIPAL INCOME FUND

By And In Exchange For Shares of

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

Two International Place

Boston, Massachusetts 02110

May 9, 2014

We are sending you this combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) in connection with the joint Special Meeting of Shareholders (the “Special Meeting”) of Eaton Vance Alabama Municipal Income Fund (the “AL Fund”), the Eaton Vance Arkansas Municipal Income Fund (the ”AR Fund”), the Kentucky Municipal Income Fund (the “KY Fund”) and the Eaton Vance Tennessee Municipal Income Fund (the “TN Fund”) (together, the “Acquired Funds”) on May 9, 2014 at 3:30 p.m., Eastern time, at Two International Place, Boston, Massachusetts 02110.  This document is both the Proxy Statement of the Acquired Funds and a Prospectus of Eaton Vance National Municipal Income Fund (the “National Fund”).  The Acquired Funds and the National Fund hereinafter are sometimes referred to as a “Fund” or collectively as the “Funds.”  The Funds are each a series of Eaton Vance Municipals Trust (the “Trust”).  The Trust is a Massachusetts business trust registered as an open-end management investment company.  Proxy cards are enclosed with the foregoing Notice of a joint Special Meeting of Shareholders for the benefit of shareholders who wish to vote, but do not expect to be present at the joint Special Meeting.  Shareholders also may vote by telephone.  The proxy is solicited on behalf of the Board of Trustees of the Trust (the “Board” or “Trustees”).

This Proxy Statement/Prospectus relates to the proposed reorganization of each class of shares of each Acquired Fund into a corresponding class of shares of the National Fund (the “Reorganization”).  The Form of Agreement and Plan of Reorganization for each Fund (the “Plan”) is attached as Appendix A and provides for the transfer of all of the assets and liabilities of each Acquired Fund to the National Fund in exchange for shares of the National Fund.  Following the transfer, National Fund shares will be distributed to shareholders of each Acquired Fund, and each Acquired Fund will be terminated.  As a result, each shareholder of an Acquired Fund will receive National Fund shares equal to the value of such shareholder’s respective Acquired Fund shares, in each case calculated as of the close of regular trading on the New York Stock Exchange on the Closing date (as defined herein).

Each proxy will be voted in accordance with its instructions.  If no instruction is given, an executed proxy will authorize the persons named as proxies, or any of them, to vote in favor of each matter.  A written proxy is revocable by the person giving it, prior to exercise by a signed writing filed with the Fund’s proxy tabulator, [                              ], or by executing and delivering a later dated proxy, or by attending the joint Special Meeting and voting the shares in person.  Proxies voted by telephone may be revoked at any time in the same manner that proxies voted by mail may be revoked.  This Proxy Statement/Prospectus is initially being mailed to shareholders on or about March __, 2014.  Supplementary solicitations may be made by mail, telephone, telegraph, facsimile or electronic means.

The Trustees have fixed the close of business on February 24, 2014 as the record date (“Record Date”) for the determination of the shareholders entitled to notice of and to vote at the joint Special Meeting and any adjournments or postponements thereof.  Shareholders at the close of business on the Record Date will be entitled to one vote for each Acquired Fund share held.  The number of shares of beneficial interest of each class of each Fund outstanding and the persons who held of record more than five percent of the outstanding shares of each Fund as of the Record Date, along with such information for the combined fund as if the Reorganization was consummated on the Record Date, are set forth in Appendix C.

This Proxy Statement/Prospectus sets forth concisely the information that you should know when considering the Reorganization.  You should read and retain this Proxy Statement/Prospectus for future reference.  This Proxy Statement/Prospectus is accompanied by the Prospectus of the National Fund dated February 1, 2014 (the “National Fund Prospectus”), which is incorporated by reference herein.  A Statement of Additional Information dated February ___, 2014 that relates to this Proxy Statement/Prospectus and contains additional information about the National Fund and the Reorganization is on file with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Proxy Statement/Prospectus.

The Prospectus of the Acquired Funds (the “Acquired Funds’ Prospectus”), the Statement of Additional Information of the Acquired Funds (the “Acquired Funds’ SAI”), both dated January 1, 2014, and the Statement of Additional Information of the National Fund dated February 1, 2014 (the “National Fund SAI”) are on file with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

The Annual Reports to Shareholders for the Acquired Funds (dated August 31, 2013) and the National Fund (dated September 30, 2013) and the Semi-Annual Reports for the Acquired Funds (dated February 28, 2014) and National Fund (dated March 31, 2013) have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus.

To ask questions about this Proxy Statement/Prospectus, please call our toll-free number at 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. Eastern time.

Copies of each of the documents incorporated by reference referred to above are available upon oral or written request and without charge.  To obtain a copy, write to the Funds, c/o Eaton Vance Management, Two International Place, Boston, MA 02110, Attn:  Proxy Coordinator – Mutual Fund Operations, or call 800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time.  The foregoing documents may be obtained on the Internet at www.eatonvance.com.  In addition, the SEC maintains a website at www.sec.gov that contains the documents described above, material incorporated by reference, and other information about the Acquired Funds and the National Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Page

SUMMARY

FUND EXPENSES

REASONS FOR THE REORGANIZATION

INFORMATION ABOUT THE REORGANIZATION

HOW DO THE BUSINESS, INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES

AND POLICIES OF THE ACQUIRED FUNDS COMPARE TO THAT OF THE NATIONAL FUND?

 13

PRINCIPAL RISK FACTORS

 17

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

 17

INFORMATION ABOUT THE FUNDS

 17

VOTING INFORMATION

  18

DISSENTERS RIGHTS

 21

NATIONAL FUND FINANCIAL HIGHLIGHTS

 22

ALABAMA FUND FINANCIAL HIGHLIGHTS

25

ARKANSAS FUND FINANCIAL HIGHLIGHTS

28

KENTUCKY FUND FINANCIAL HIGHLIGHTS

31

TENNESSEE FUND FINANCIAL HIGHLIGHTS

34

EXPERTS

 37

APPENDIX A:  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

A-1

APPENDIX B:  MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

B-1

APPENDIX C:  OUTSTANDING SHARES AND 5% HOLDERS

C-1

iii

SUMMARY

The following is a summary of certain information contained in or incorporated by reference in this Proxy Statement/Prospectus.  This summary is not intended to be a complete statement of all material features of the proposed Reorganization and is qualified in its entirety by reference to the full text of this Proxy Statement/ Prospectus, the Plan and the other documents referred to herein.

Proposed Transaction.  The Trustees of the Trust have approved the Plan for each Acquired Fund, which provides for the transfer of all of the assets of the Acquired Fund to the National Fund in exchange for the issuance of National Fund shares and the assumption of the Acquired Fund’s liabilities by the National Fund at a closing to be held as soon as practicable following approval of the Reorganization by shareholders of the Acquired Fund at the joint Special Meeting, or any adjournments or postponements thereof, and the satisfaction of all the other conditions to the Reorganization (the “Closing”).  The Plan is attached hereto as Appendix A.  The value of each shareholder’s account with the corresponding class of the National Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with his or her Acquired Fund immediately prior to the Reorganization.  Following the transfer, National Fund shares will be distributed to shareholders of the Acquired Funds and the Acquired Funds will be terminated.  As a result of the Reorganization, each shareholder of the Acquired Funds will receive full and fractional National Fund shares equal in value at the close of regular trading on the New York Stock Exchange on the Closing date to the value of such shareholder’s shares of his or her Acquired Fund.  At or prior to the Closing, each Acquired Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, its net tax-exempt interest income, and all of its net capital gains, if any, realized for the taxable year ending at the Closing.  The Trustees, including the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Trustees”), have determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of the transactions contemplated by the Reorganization and that the Reorganization is in the best interests of each Acquired Fund.  The Trustees of Eaton Vance Municipals Trust (including the Independent Trustees) have also approved the Plan on behalf of the National Fund.

Background for the Proposed Transaction. The Board of Trustees of the Trust considered a number of factors, including the proposed terms of the Reorganization.  The Trustees considered that, among other things, combining the Funds will reduce the expense ratio for each Acquired Fund’s shareholders (as described herein), the Reorganization would be tax-free for federal income tax purposes, and that management believes Acquired Fund shareholders may receive higher yields and distribution rates as shareholders of the National Fund.  Moreover, the Trustees considered that shareholders of each Acquired Fund would benefit from a larger fund with increased investment opportunities and flexibility by consolidating five funds with similar investment objectives and policies and that invest in similar securities that the interests of existing shareholders of the Acquiring Fund will not be diluted as a result of the transactions contemplated by the Reorganization.

The reorganization of each of AL Fund, AR Fund, KY Fund or TN Fund into national Fund is a separate and independent transaction. Approval of the Reorganization by shareholders of any other Fund is not required for any of AL Fund, AR Fund, KY Fund or TN Fund to consummate the Reorganization.

The Board of Trustees of the Trust have determined that the Reorganization is in the best interests of each Acquired Fund and has recommended that each Acquired Fund’s shareholders vote FOR the Reorganization.  The reorganization of each of AL Fund, AR Fund, KY Fund and TN Fund into National Fund is a separate and independent transaction.  Approval of the Reorganization by shareholders of any other Fund is not required for any of AL Fund, AR Fund, KY Fund or TN Fund to consummate the Reorganization.

Objectives, Restrictions and Policies.  The Acquired Funds and National Fund have similar investment objectives and policies, with the exception of policies to avoid particular state income taxes.  The National Fund and the Acquired Funds are required to invest at least 65% and 75% of their net assets, respectively, in investment grade obligations.  There are no material differences between the Funds’ fundamental and non-fundamental investment restrictions other than those related to diversification.  While the National Fund is a diversified fund and has an investment restriction to that effect, the Acquired Funds are non-diversified funds.

Fund Fees, Expenses and Services.  National Fund (total net assets of approximately $3.4 billion as of December 31, 2013) is significantly larger than each Acquired Fund (AL Fund, AR Fund, KY Fund and TN Fund have net assets of approximately $42 million, $55 million, $47 million and $40 million, respectively, as of December 31, 2013).  As described below and excluding Interest Expense associated with residual interest bond transactions, National Fund has a lower total expense ratio than each Acquired Fund, which the Acquired Funds’ shareholders are expected to benefit from as a result of the Reorganization.  As described under “The Business Investment Objectives, Principal Strategies and Policies of the Acquired Funds and National Fund” below, a Fund incurs interest expense in connection with residual interest bond transactions and also records offsetting interest income relating to the bonds underlying such transactions. This offsetting income is not reflected in the Funds’ Annual Fund Operating Expense table. Assuming the income received by a Fund on its residual interest bond transactions equals or exceeds the associated interest expense, the pro forma total operating expense ratio of National Fund after the Reorganization would be lower than the total operating expense ratios of the Acquired Funds.  See “Reasons for the Reorganization – Effect on Fund Fees, Expenses and Services.”

National Fund offers classes of shares that correspond with the outstanding classes of shares of the Acquired Funds.  As a result of the Reorganization, shareholders of each class of shares of each respective Acquired Fund would receive shares of the corresponding class of the National Fund.  The privileges and services associated with the corresponding share classes of each Fund are identical.  See “Distribution Arrangements” for details on the distribution and service fees.  Class B shares of each Fund have a conversion feature whereby they convert to the lower cost Class A shares eight years after their initial purchase.

Distribution Arrangements.  Shares of each Fund are sold on a continuous basis by Eaton Vance Distributors, Inc. (“EVD”), the Funds’ principal underwriter.  Class A shares of each Fund are sold at net asset value per share plus a sales charge; Class B and Class C shares of each Fund are sold at net asset value subject to a contingent deferred sales charge (“CDSC”).  Class I shares are sold at net asset value.  As a result of the Reorganization, shareholders of each class of shares of each Acquired Fund would receive shares of the corresponding class of the National Fund.  The distribution and service fee payable for Class A shares of each Acquired Fund is 0.20%; however, the Acquired Funds are authorized under their distribution plans to pay up to 0.25%, while the distribution and service fee payable for Class A shares of National Fund is 0.25%.  Class B shares and Class C shares of each Acquired Fund pay distribution and service fees equal to 0.95% of average daily net assets annually, while Class B and Class C shares of National Fund pay distribution and service fees equal to 1.00%.  Class I shares do not pay distribution fees.  Although distribution and service fees payable on Class A, Class B and Class C shares of National Fund are 0.05% higher than those of each class of Acquired Fund shares, the Acquired Funds are expected to benefit from a decrease in total expenses as a result of the Reorganization, as described below.

Redemption Procedures and Exchange Privileges.  The Acquired Funds and the National Fund offer the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after receipt of proper documents including signature guarantees.  The respective classes of each Fund have the same exchange privileges.

Tax Consequences.  The Acquired Funds expect to obtain an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes.  As such, the Acquired Funds’ shareholders will not recognize a taxable gain or loss on the receipt of shares of the National Fund in liquidation of their interests in the Acquired Funds.  Their tax basis in National Fund shares received in the Reorganization will be the same as their tax basis in their respective Acquired Fund shares, and the tax holding period will be the same.

FUND EXPENSES

Expenses shown are those for the fiscal year ended August 31, 2013 for each of the Acquired Funds and for the fiscal year ended September 30, 2013 for the National Fund and on a pro forma basis giving effect to the Reorganization as of September 30, 2013.  For each Acquired Fund, the pro forma expenses giving effect to only that one Acquired Fund reorganizing into National Fund would be the same as the pro forma expenses stated below giving effect to all Acquired Funds collectively reorganizing into National Fund.

Fund Fees and Expenses

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class A Shares
	AL Fund	AR Fund	KY Fund	TN Fund	National Fund	Pro Forma Combined Fund(1)
Management Fees	0.28%	0.30%	0.28%	0.26%	0.33%	0.33%
Distribution and Service (12b-1 Fees)(2)	0.20%	0.20%	0.20%	0.20%	0.25%	0.25%
Interest Expense(3)	0.02%	0.00%	0.00%	0.00%	0.11%	0.11%
Expenses Other than Interest Expense	0.25%	0.22%	0.24%	0.26%	0.08%	0.08%
Other Expenses	0.27%	0.22%	0.24%	0.26%	0.19%	0.19%

* Class A Total Annual Fund Operating Expenses:	0.75%	0.72%	0.72%	0.72%	0.77%	0.77%

	Class B Shares
	AL Fund	AR Fund	KY Fund	TN Fund	National Fund	Pro Forma Combined Fund(1)
Management Fees	0.28%	0.30%	0.28%	0.26%	0.33%	0.33%
Distribution and Service (12b-1 Fees)(2)	0.95%	0.95%	0.95%	0.95%	1.00%	1.00%
Interest Expense(3)	0.02%	0.00%	0.00%	0.00%	0.11%	0.11%
Expenses Other than Interest Expense	0.25%	0.23%	0.24%	0.26%	0.08%	0.08%
Other Expenses	0.27%	0.23%	0.24%	0.26%	0.19%	0.19%

* Class B Total Annual Fund Operating Expenses:	1.50%	1.48%	1.47%	1.47%	1.52%	1.52%

	Class C Shares
	AL Fund	AR Fund	KY Fund	TN Fund	National Fund	Pro Forma Combined Fund(1)
Management Fees	0.28%	0.30%	0.28%	0.26%	0.33%	0.33%
Distribution and Service (12b-1 Fees)(2)	0.95%	0.95%	0.95%	0.95%	1.00%	1.00%
Interest Expense(3)	0.02%	0.00%	0.00%	0.00%	0.11%	0.11%
Expenses Other than Interest Expense	0.24%	0.23%	0.24%	0.26%	0.08%	0.08%
Other Expenses	0.26%	0.23%	0.24%	0.26%	0.19%	0.19%

* Class C Total Annual Fund Operating Expenses:	1.49%	1.48%	1.47%	1.47%	1.52%	1.52%

	Class I Shares
	AL Fund	AR Fund	KY Fund	TN Fund	National Fund	Pro Forma Combined Fund(1)
Management Fees	0.28%	0.30%	0.28%	0.26%	0.33%	0.33%
Distribution and Service (12b-1 Fees)(2)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Interest Expense(3)	0.02%	0.00%	0.00%	0.00%	0.11%	0.11%
Expenses Other than Interest Expense	0.24%	0.23%	0.24%	0.26%	0.08%	0.08%
Other Expenses	0.26%	0.23%	0.24%	0.26%	0.19%	0.19%

* Class I Total Annual Fund Operating Expenses:	0.54%	0.53%	0.52%	0.52%	0.52%	0.52%

(1)

The pro forma results of the merger are the same assuming any one Acquired Fund merges into the National Fund or if all Acquired Funds merge into the National Fund.

(2)

The Acquired Funds are authorized under their distribution plans to pay service fees up to 0.25% annually.

(3)

“Interest Expense” represents the interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund.  The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

"Total Annual Fund Operating Expenses" includes "Interest Expense", which represents each Fund's liability with respect to the floating rate notes issued in connection with residual interest bond transactions. Each Fund also records interest income in an amount equal to the "interest expense"

associated with the same residual interest bond transactions. As discussed under "Reasons for the

Reorganization -- Effect on Fund Fees, Expenses and Services" below, if the "Total Annual Fund

Operating Expenses" of each Acquired Fund and the National Fund were adjusted to eliminate the entire amount of the "interest expense" associated with residual interest bond transactions, then the "Total

Annual Fund Operating Expenses" of each class of shares of the National Fund would be lower than the "Total Annual fund Operating Expenses" of the corresponding class of shares of each Acquired Fund.

Example.  This Example is intended to help you compare the cost of investing in the Pro Forma Combined Fund after the Reorganization with the costs of investing in the Funds without the Reorganization.  The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
AL Fund
Class A shares	$548	$703	$872	$1,361	$548	$703	$872	$1,361
Class B shares	$653	$874	$1,018	$1,588	$153	$474	$818	$1,588
Class C shares	$252	$471	$813	$1,779	$152	$471	$813	$1,779
Class I shares	$55	$173	$302	$677	$55	$173	$302	$677

AR Fund
Class A shares	$545	$694	$857	$1,327	$545	$694	$857	$1,327
Class B shares	$651	$868	$1,008	$1,562	$151	$468	$808	$1,562
Class C shares	$251	$468	$808	$1,768	$151	$468	$808	$1,768
Class I shares	$54	$170	$296	$665	$54	$170	$296	$665

KY Fund
Class A shares	$545	$694	$857	$1,327	$545	$694	$857	$1,327
Class B shares	$650	$865	$1,003	$1,554	$150	$465	$803	$1,554
Class C shares	$250	$465	$803	$1,757	$150	$465	$803	$1,757
Class I shares	$53	$167	$291	$653	$53	$167	$291	$653

TN Fund
Class A shares	$545	$694	$857	$1,327	$545	$694	$857	$1,327
Class B shares	$650	$865	$1,003	$1,554	$150	$465	$803	$1,554
Class C shares	$250	$465	$803	$1,757	$150	$465	$803	$1,757
Class I shares	$53	$167	$291	$653	$53	$167	$291	$653

National Fund
Class A shares	$550	$709	$883	$1,384	$550	$709	$883	$1,384
Class B shares	$655	$880	$1,029	$1,610	$155	$480	$829	$1,610
Class C shares	$255	$480	$829	$1,813	$155	$480	$829	$1,813
Class I shares	$53	$167	$291	$653	$53	$167	$291	$653

Pro Forma Combined Fund
Class A shares	$550	$709	$883	$1,384	$550	$709	$883	$1,384
Class B shares	$655	$880	$1,029	$1,610	$155	$480	$829	$1,610
Class C shares	$255	$480	$829	$1,813	$155	$480	$829	$1,813
Class I shares	$53	$167	$291	$653	$53	$167	$291	$653

REASONS FOR THE REORGANIZATION

The Reorganization has been considered by the Board of Trustees of the Trust.  In reaching the decision to recommend that the shareholders of the Acquired Funds vote to approve the Reorganization, the Trustees, including the Independent Trustees, determined that the Reorganization would be in the best interests of each of the Acquired Funds and that the interests of existing shareholders of each of the Acquired Funds would not be diluted as a consequence thereof.  In making this determination, the Trustees considered a number of factors, including the following:

•

Objectives, Restrictions and Policies.  With the exception of policies to avoid particular state income taxes, the Acquired Funds and National Fund have similar investment objectives, policies and restrictions.  The State Funds are required to invest at least 75% of their assets in investment grade municipal obligations, while the National Fund is required to invest at least 65% of its assets in investment grade municipal obligations.  As of December 31, 2013, however, National Fund had over 90% of its net assets invested in investment grade obligations.  Investment grade obligations are those rated BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s).

While the Acquired Funds have identical policies with respect to the maturity of the obligations they will acquire, the National Fund historically has had longer average durations and longer average maturities than the Acquired Funds.  Also, because of its much larger size than each of the Acquired Funds, the National Fund has had more opportunities to invest in residual interest bond investments than the Acquired Funds.  For these reasons, the National Fund may have a slightly higher risk profile than the Acquired Funds.

As a fundamental investment restriction, National Fund is a diversified fund, while the Acquired Funds are non-diversified funds.  The National Fund is broadly diversified with minimal concentration risk.  In contrast, each Acquired Fund’s portfolio is highly concentrated in obligations issued by issuers in its respective state. The Reorganization would substantially reduce each Acquired Fund’s shareholders’ exposure to issuers in their respective state.

•

Effect on Fund Fees, Expenses and Services.   The National Fund is significantly larger than each Acquired Fund.  As described above and excluding Interest Expense associated with residual interest bond transactions, the National Fund has a lower total expense ratio than each Acquired Fund, which the Acquired Funds’ shareholders are expected to benefit from as a result of the Reorganization.

Assuming the Reorganization occurred on September 30, 2013 and excluding interest expense, the total expense ratio of each Fund and the pro forma combined Fund is as follows:

Total Expense Ratio Excluding Interest Expense*	AL Fund	AR Fund	KY Fund	TN Fund	National Fund	Pro Forma Combined Fund
Class A	0.73%	0.72%	0.72%	0.72%	0.66%	0.66%
Class B	1.48%	1.48%	1.47%	1.47%	1.41%	1.41%
Class C	1.47%	1.48%	1.47%	1.47%	1.41%	1.41%
Class I	0.52%	0.53%	0.52%	0.52%	0.41%	0.41%

*  See “Fund Expenses” for additional information concerning each Fund’s fees and expenses.

If the Reorganization is consummated, Eaton Vance Management (“EVM” or “Eaton Vance”) estimates the Acquired Funds will realize a significant reduction in other expenses.  On a pro forma basis assuming the consummation of the Reorganization on September 30, 2013, the total fund expenses payable by former shareholders of AL Fund, AR Fund, KY Fund and TN Fund shareholders (excluding Interest Expense as described above) would decrease by approximately 7 basis points (or 0.07%) for Class A and B of the AL Fund, 6 basis points (or 0.06%) for Class C of the AL Fund and 11 basis points (or 0.11%) for Class I of the AL Fund, 6 basis points (or 0.06%) for Class A of the AR Fund, 7 basis points (or 0.07%) for Class B and Class C of the AR Fund and 12 basis points (or 0.12%) for Class I of the AR Fund and 6 basis points (or 0.06%) for Class A, B and C of the KY Fund and TN Fund and 11 basis points (or 0.11%) for Class I of the KY Fund and TN Fund, respectively, after the Reorganizations.

•

Tax Consequences.  The Acquired Funds expect to obtain an opinion of counsel that the Reorganization will be tax-free for federal income tax purposes.  As such, the Acquired Funds’ shareholders will not recognize a taxable gain or loss on the receipt of shares of the National Fund in liquidation of their interests in the Acquired Funds.  Their tax basis in National Fund shares received in the Reorganization will be the same as their tax basis in their respective Acquired Fund shares, and the tax holding period will be the same.  National Fund’s tax basis for the assets received in the Reorganization will be the same as the respective Acquired Fund’s basis immediately before the Reorganization, and National Fund’s tax holding period for those assets will include each such Acquired Fund’s holding period.  Furthermore, it is not anticipated that the Reorganization would preclude utilization of any of the capital loss carryforwards of each Acquired Fund.  The Trustees considered the fact that shareholders of the Acquired Funds would lose favorable tax treatment in their respective States, but would also benefit from the National Fund’s higher tax-equivalent yield.  Shareholders should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.  For more information, see “Information About the Reorganization – Federal Income Tax Consequences.”

•

Costs of the Reorganization.  Each Acquired Fund will bear the costs of its Reorganization, including legal, printing, mailing and solicitation costs.  These costs are estimated at approximately $[____] per Fund.

?

Relative Performance. The National Fund outperformed each Acquired Fund for the five-year period ended December 31, 2013 on a total return basis.  The National Fund also outperformed the AR Fund and TN Fund for the ten-year period ended December 31, 2013 on a total return basis.  The National Fund modestly underperformed the AL Fund and KY Fund over the ten-year period ended December 31, 2013 on a total return basis.  The National Fund underperformed each Fund for the one-year period ended December 31, 2013 on a total return basis.  The underperformance of the National Fund during the one-year period versus each Fund is attributable to its relatively longer duration and investment in residual interest bonds.

	AL Fund	AR Fund	KY Fund	TN Fund	National Fund
30-day yield	3.11%	2.92%	3.17%	2.78%	4.42%
Tax-equivalent yield*	5.77%	5.54%	5.95%	5.23%	7.81%

Distribution rate	3.69%	4.09%	3.94%	3.75%	5.00%

*

Tax-equivalent yield is adjusted for both state and federal income taxes in the case of the Acquired Funds.  National Fund tax-equivalent yields are adjusted for federal income tax only

•

No Dilution.  After the Reorganization, each former shareholder of the Acquired Funds will own shares of National Fund equal to the aggregate value of his or her Acquired Fund shares immediately prior to the Reorganization.  Because shares of National Fund will be issued at the per share net asset value of the Fund in exchange for the assets of the Acquired Funds, that, net of the liabilities of the Acquired Funds assumed by National Fund, will equal the aggregate value of those shares, the net asset value per share of National Fund will be unchanged.  Thus, the Reorganization will not result in any dilution to shareholders.

•

Terms of the Plan.  The Trustees considered the terms and conditions of the Plan and the costs associated with the Reorganization, to be borne by each of the Acquired Funds.

•

Impact on EVM.  EVM and its affiliates, including the Funds’ investment adviser Boston Management and Research (“BMR”) and EVD, will continue to collect advisory and distribution and service fees on Acquired Fund assets acquired by the National Fund pursuant to the Reorganization.  In the case of advisory fees, BMR would collect fees on the Acquired Funds’ assets at the incremental advisory fee rate (0.33% annually) applicable to the National Fund assuming the Reorganization occurred on September 30, 2013.  At current asset levels, the Reorganization would result in a slight decrease in fee revenue annually to BMR.  With respect to the service fees that are payable by Class A, Class B and Class C shares of each Acquired Fund, EVD will receive a 0.05% higher fee on these Acquired Fund assets after the Reorganization.  However, with respect to assets that are over one year old, such fee will be paid to financial intermediaries and generally will not be retained by EVD.

The Board of Trustees of the Trust have determined that the Reorganization is in the best interests of each Acquired Fund and recommend that each Acquired Fund’s shareholders vote FOR the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

At a meeting held on December 16, 2013, the Board of Trustees of the Trust approved the Plan in the form set forth as Appendix A to this Proxy Statement/Prospectus.  The summary of the Plan is not intended to be a complete statement of all material features of the Plan and is qualified in its entirety by reference to the full text of the Plan attached hereto as Appendix A.

Agreement and Plan of Reorganization.  The Plan provides that, at the Closing, the Trust shall transfer all of the assets of the relevant Acquired Fund and assign all liabilities to National Fund, and National Fund shall acquire such assets and shall assume such liabilities upon delivery by National Fund to the Acquired Funds on the Closing date of Class A, Class B, Class C and Class I National Fund shares (including, if applicable, fractional shares).  The value of Class A, Class B, Class C and Class I shares issued to the Acquired Funds by National Fund will be the same as the value of Class A, Class B, Class C, and Class I shares that the Acquired Fund has outstanding on the Closing date.  The National Fund shares received by the Acquired Funds will be distributed to the Acquired Funds’ shareholders, and each such shareholder will receive shares of the corresponding class of National Fund equal in value to those of the Acquired Fund held by the shareholder.

National Fund will assume all liabilities, expenses, costs, charges and reserves of the Acquired Funds on the Closing date.  At or prior to the Closing, the Acquired Funds shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders all of the Acquired Fund’s investment company taxable income, net tax-exempt interest income, and net capital gain, if any, realized (after reduction for any available capital loss carry-forwards) in all taxable years ending at or prior to the Closing.

At, or as soon as practicable after the Closing, each Acquired Fund shall liquidate and distribute pro rata to its shareholders of record as of the close of trading on the New York Stock Exchange on the Closing date the full and fractional National Fund Class A, Class B, Class C and Class I shares equal in value to the Acquired Fund’s shares exchanged.  Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of National Fund in the name of each shareholder of the Acquired Fund, representing the respective pro rata number of full and fractional National Fund Class A, Class B, Class C and Class I shares due such shareholder.  All of National Fund’s future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of National Fund at the price in effect as described in the National Fund’s prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Funds’ transfer agent.

The consummation of the Plan is subject to the conditions set forth therein.  Notwithstanding approval by shareholders of the Acquired Funds, the Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before December 31, 2013.  The Plan may be amended by written agreement of its parties without approval of shareholders and a party may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations; provided, however, that following the joint Special Meeting, no such amendment or waiver may have the effect of changing the provision for determining the number of National Fund shares to be issued to the Acquired Funds’ shareholders to the detriment of such shareholders without their further approval.

Costs of the Reorganization.  The Acquired Funds will collectively bear the costs of the Reorganization, including legal, printing, mailing and solicitation costs.  The costs of the Reorganization are estimated at approximately $[_____] per Acquired Fund.

Description of National Fund Shares.  Full and fractional Class A, Class B, Class C and Class I shares of National Fund will be distributed to the Acquired Funds’ shareholders in accordance with the procedures under the Plan as described above.  Each National Fund share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Trustees may grant in their discretion.

Federal Income Tax Consequences.  It is expected that the Reorganization will qualify as a tax-free transaction under Section 368(a) of the Internal Revenue Code, which is expected to be confirmed by the legal opinion of K&L Gates LLP at the Closing.  Accordingly, shareholders of each Acquired Fund will not recognize any capital gain or loss and each Acquired Fund’s assets and capital loss carry-forwards should be transferred to National Fund without recognition of gain or loss.

It is possible, however, that the Reorganization may fail to satisfy all of the requirements necessary for tax-free treatment, in which event the transaction will nevertheless proceed on a taxable basis.  In this event, the Reorganization will result in the recognition of gain or loss to such Acquired Fund’s shareholders depending upon their tax basis (generally, the original purchase price) for their Acquired Fund shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of shares of National Fund received in the Reorganization.  Shareholders of the Acquired Funds would, in the event of a taxable transaction, receive a new tax basis in the shares they receive of National Fund (equal to their initial value) for calculation of gain or loss upon their ultimate disposition and would start a new holding period for such shares.

Shareholders should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances.  Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders should also consult their tax advisors as to state and local tax consequences, if any.

Capitalization.  The following table (which is unaudited) sets forth the capitalization of each Acquired Fund and National Fund as of December 31, 2013, and on a pro forma basis as of that date giving effect to the proposed acquisition of assets of each Acquired Fund at net asset value.

	Net Assets	Net Asset Value per Share	Shares Outstanding
AL Fund
Class A	$34,840,123	$9.15	3,808,190
Class B	511,277	10.06	50,806
Class C	2,278,905	10.07	226,289
Class I	3,878,243	9.15	423,860
Total	$41,508,548		4,509,145

AR Fund
Class A	$45,532,439	8.60	5,296,227
Class B	1,281,255	9.24	138,738
Class C	5,458,478	9.23	591,139
Class I	2,408,888	8.59	280,406
Total	$54,681,060		6,306,510

KY Fund
Class A	$36,827,336	8.54	4,314,449
Class B	302,443	9.22	32,820
Class C	3,523,254	9.22	382,065
Class I	5,883,092	8.53	689,322
Total	$46,536,125		5,418,656

TN Fund
Class A	$31,451,398	8.33	3,774,677
Class B	698,258	9.08	76,928
Class C	7,653,103	9.07	843,665
Class I	614,786	8.33	73,831
Total	$40,417,545		4,769,101

National Fund
Class A	$1,957,213,788	9.04	216,392,868
Class B	51,415,995	9.04	5,685,090
Class C	612,737,381	9.04	67,746,331
Class I	781,433,968	9.05	86,378,601
Total	$3,402,801,132		376,202,890

Pro Forma Adjustment
Class A*	$(48,624)		(642,112)
Class B*	(893)		12,115
Class C*	(6,297)		82,726
Class I*	(4,187)		(67,480)
Total	$(60,000)		(634,751)

Pro Forma Combined Fund
Class A	$2,105,816,461	9.04	232,944,299
Class B	54,208,335	9.04	5,996,497
Class C	631,644,824	9.04	69,872,215
Class I	794,214,790	9.05	87,758,540
Total	$3,585,884,411		396,571,551

*  The Acquired  Funds will bear the expenses of the Reorganization including those as described in “How Will Proxies be Solicited and Tabulated?” below.

Performance Information.  The following bar charts and tables provide some indication of the risks of investing in each AL Fund, AR Fund, KY Fund and TN Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The returns in the bar charts are for Class A shares of each Fund and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.

AL Fund

AR Fund

KY Fund

TN Fund

National Fund

AL Fund Average Annual Total Return as of December 31, 2013*	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	-9.60%	5.51%	2.93%
Class A Return After Taxes on Distributions	-9.60%	5.51%	2.91%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-3.97%	5.28%	3.18%
Class B Return Before Taxes	-10.41%	5.42%	2.68%
Class C Return Before Taxes	-6.74%	5.76%	2.66%
Class I Return Before Taxes	-4.98%	6.76%	3.56%
Barclays Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	-2.55%	5.89%	4.29%
Barclays 20 Year Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	-4.421%	7.55%	4.88%

*

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge for Class B and Class C.  The Class C performance shown above for the period prior to March 21, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to March 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

AR Fund Average Annual Total Return as of December 31, 2013*	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	-7.56%	6.07%	2.31%
Class A Return After Taxes on Distributions	-7.61%	6.05%	2.29%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-2.77%	5.72%	2.71%
Class B Return Before Taxes	-8.29%	5.99%	2.05%
Class C Return Before Taxes	-4.65%	6.28%	2.01%
Class I Return Before Taxes	-2.75%	7.20%	2.85%
Barclays Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	-2.55%	5.89%	4.29%
Barclays 20 Year Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	-4.42%	7.55%	4.88%

*

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge for Class B and Class C.  The Class C performance shown above for the period prior to April 28, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

KY Fund Average Annual Total Return as of December 31, 2013*	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	-6.20%	6.07%	2.81%
Class A Return After Taxes on Distributions	-6.21%	6.06%	2.80%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-1.90%	5.73%	3.09%
Class B Return Before Taxes	-7.01%	5.98%	2.56%
Class C Return Before Taxes	-3.32%	6.29%	2.53%
Class I Return Before Taxes	-1.44%	7.22%	3.37%
Barclays Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	-2.55%	5.89%	4.29%
Barclays 20 Year Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	-4.42%	7.55%	4.88%

*

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge for Class B and Class C.  The Class C performance shown above for the period prior to March 23, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

TN Fund Average Annual Total Return as of December 31, 2013*	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	-7.99%	5.56%	1.94%
Class A Return After Taxes on Distributions	-8.01%	5.55%	1.93%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-3.02%	5.33%	2.42%
Class B Return Before Taxes	-8.69%	5.48%	1.69%
Class C Return Before Taxes	-4.97%	5.80%	1.68%
Class I Return Before Taxes	-3.07%	6.73%	2.50%
Barclays Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	-2.55%	5.89%	4.29%
Barclays 20 Year Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	-4.42%	7.55%	4.88%

*

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge for Class B and Class C.  The Class C performance shown above for the period prior to May 2, 2006 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

.

National Fund Average Annual Total Return as of December 31, 2013	Investment Period
	One Year	Five Years	Ten Years
Class A Return Before Taxes	-11.85%	9.22%	2.79%
Class A Return After Taxes on Distributions	-11.91%	9.18%	2.78%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-4.83%	8.58%	3.28%
Class B Return Before Taxes	-12.56%	9.19%	2.55%
Class C Return Before Taxes	-9.04%	9.47%	2.54%
Class I Return Before Taxes	-7.13%	10.58%	3.56%
Barclays Municipal Bond Index (reflects no deduction for fees,
expenses or taxes)	-2.55%	5.89%	4.29%
Barclays Long (22+) Municipal Bond Index (reflects no deduction
for fees, expenses or taxes)	-6.01%	8.44%	4.56%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B and Class C.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other classes of shares will vary from the after-tax returns presented for Class B shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management’s Discussion of Fund Performance.  The total returns of National Fund and the factors that materially affected its performance during the most recent fiscal year is contained in its Annual Report dated September 30, 2013, which is incorporated by reference into this Proxy Statement/Prospectus and relevant portions of which are attached hereto as Appendix B.

The performance of AL Fund, AR Fund, KY Fund and TN Fund is described under the captions “Performance Information and Portfolio Composition” in the Annual Report of the Funds for the year ended August 31, 2013, which was previously mailed to each Fund’s shareholders and is incorporated by reference into this Proxy Statement/Prospectus.

HOW DO THE BUSINESS, INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND POLICIES

OF THE ACQUIRED FUNDS COMPARE TO THAT OF THE NATIONAL FUND?

Below is a summary comparing the business, investment objectives, principal investment strategies and policies of the Acquired Funds and the National Fund.  Each Fund’s current prospectus contains a detailed discussion of each Fund’s respective investment strategies and other investment policies.

The National Fund is a diversified fund and has an investment restriction to that effect.  The Acquired Funds are registered as non-diversified funds.

	AL Fund	AR Fund	KY Fund	TN Fund	National Fund
Business	A non-diversified series of Eaton Vance Municipals Trust.	Same as AL Fund.	Same as AL Fund.	Same as AL Fund.	A diversified series of Eaton Vance Municipals Trust.
Investment Objectives	Seeks to provide current income exempt from regular federal income tax and Alabama state personal income taxes.	Seeks to provide current income exempt from regular federal income tax and Arkansas state personal income taxes.	Seeks to provide current income exempt from regular federal income tax and Kentucky state personal income taxes.	Seeks to provide current income exempt from regular federal income tax and Tennessee state personal income tax.	Seeks to provide current income exempt from regular federal income tax.
80% Investment Policy

Under normal market conditions, invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective.

Under normal market conditions, invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective.

Under normal market conditions, invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective.

Under normal market conditions, invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective.

Under normal market circumstances, invests at least 80% of its net assets in municipal obligations, the interest on which is from regular federal income tax which, in accordance with the Fund’s investment objective, the Fund seeks to avoid.

Investment Strategy	In pursuing objective, normally invests in municipal obligations with maturities of ten years or more.

Investment Grade Securities

At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment.  Investment grade obligations are those rated at least BBB by S&P or Fitch or Baa by Moody’s.

The balance of net assets may be invested in municipal obligations rated below investment grade (“junk bonds”) and in unrated municipal obligations considered to be of comparable quality by the investment adviser.

	Same as AL Fund.	Same as AL Fund.	Same as AL Fund.

At least 65% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment.

The balance of net assets may be invested in municipal obligations rated below investment grade ("junk bonds") and in unrated municipal obligations considered to be of comparable quality by the investment adviser.

Other Investment Policies

Under normal market conditions, invests at least 65% of its total assets in obligations issued by the state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.

	Same as AL Fund.	Same as AL Fund.	Same as AL Fund.	N/A
Investment of more than 25%

May invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal  leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities.

Borrowing

Authorized to borrow in accordance with applicable regulations up to one-third of total assets (including borrowings), but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions).  A Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Buy/Sell Strategy

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager also may trade securities to seek to minimize taxable capital gains to shareholders.

Derivative Instruments

May purchase derivative instruments, which derive their value from another instrument, security or index, including the residual interest bonds described below.  May also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities.  May also enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument.

Residual Interest Bonds

Residual interest bonds are issued by a trust (the “trust”), that holds municipal securities and the value of the residual interest bonds is derived from the value of such securities.  The trust also issues floating rate notes to third parties that may be senior to the residual interest bonds.  Residual interest bonds make interest payments to holders that bear an inverse relationship to the interest rate paid on the floating-rate notes.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.  While residual interest bonds create leverage risk, they do not constitute borrowings for purposes of the Fund’s restrictions on borrowings.

Illiquid Securities	May not invest more than 15% of its net assets in illiquid securities.
Federal Alternative Minimum Tax	A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax.
Investment Adviser	Boston Management and Research (“BMR”), a subsidiary of Eaton Vance, with offices at Two International Place, Boston, MA 02110
Administrator	Eaton Vance
Portfolio Managers	William H. Ahern Vice President, Eaton Vance and BMR Portfolio manager since 1997	Adam A. Weigold Vice President, Eaton Vance and BMR Portfolio manager since 2007	Adam A. Weigold Vice President, Eaton Vance and BMR Portfolio manager since 2007	Adam A. Weigold Vice President, Eaton Vance and BMR Portfolio manager since 2007	Thomas M. Metzold Vice President Eaton Vance and BMR Portfolio manager since 1993 Craig R. Brandon Vice President Eaton Vance and BMR Portfolio manager since 2013
Distributor	Eaton Vance Distributors, Inc

PRINCIPAL RISK FACTORS

Generally.  As discussed above, the Funds have similar investment objectives and policies and, as such, are subject to similar types of risks.  See “Investment Objective & Principal Policies and Risks” in the National Fund Prospectus for a description of the principal risks of investing in the Funds.

Principal Differences between the Acquired Funds and the National Fund.  Although each Acquired Fund and the National Fund have identical policies with respect to the maturity of the obligations they will acquire, the National Fund historically has had a longer average duration and longer average maturity than the Acquired Funds.  Also, because of its much larger size than each of the Acquired Funds, the National Fund has had more opportunities to invest in residual interest bonds than the Acquired Funds.  For these reasons, the National Fund may have a higher risk profile than the Acquired Funds.

The duration of a municipal obligation measures the sensitivity of its price to interest rate movements, and oobligations with longer maturities are more sensitive to changes in interest rates than short-term obligations.  A fund with a longer average duration and maturity may carry more risk and have higher price volatility than a fund with lower average duration and maturity.  Residual interest bonds involve leverage risk and will involve greater risk than an investment in a fixed rate municipal bond.  Because changes in the interest rate paid to the floating rate note holders inversely affects the interest paid on the residual interest bond, the value and income of a residual interest bond are generally more volatile than that of a fixed rate bond. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

General.  AL Fund, AR Fund, KY Fund, TN Fund and National Fund are each separate series of the Trust, a Massachusetts business trust governed by an Amended and Restated Declaration of Trust dated January 11, 1993, as amended from time to time, and by applicable Massachusetts law.

Shareholder Liability.  Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust, including its other series.  However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the trust and other series of the trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the trust or the trustees.  Indemnification out of the trust property for all losses and expenses of any shareholder held personally liable by virtue of his or her status as such for the obligations of the trust is provided for in the Declaration of Trust and By-Laws.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meet their respective obligations.

Copies of the Declaration of Trust may be obtained from the Trust upon written request at its principal office or from the Secretary of the Commonwealth of Massachusetts.

INFORMATION ABOUT THE FUNDS

Information about National Fund is included in the current National Fund Prospectus, a copy of which is included herewith and incorporated by reference herein.  Additional information about National Fund is included in the National Fund SAI, which has been filed with the SEC and is incorporated by reference herein.  Information concerning the operation and management of the Acquired Funds is incorporated herein by reference from the Acquired Funds’ Prospectuses and the Acquired Funds’ SAIs.  Copies may be obtained without charge on Eaton Vance’s website at www.eatonvance.com, by writing Eaton Vance Distributors, Inc., Two International Place, Boston, MA 02110 or by calling 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. Eastern time.

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports):  at the SEC’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

The Trust, on behalf of its Funds, are currently subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file proxy material, reports and other information with the SEC.  These reports can be inspected and copied at the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, as well as at the following regional offices: New York Regional Office, 3 World Financial Center, Suite 400, New York, NY 10281-1022; and Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604.  Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549 at prescribed rates.

Householding:  One Proxy Statement/Prospectus may be delivered to multiple shareholders at the same address unless you request otherwise.  You may request that we do not household proxy statements and/or obtain additional copies of the Proxy Statement/Prospectus by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. Eastern time or writing to Eaton Vance Management, Attn:  Proxy Coordinator – Mutual Fund Services, Two International Place, Boston, MA 02110.

VOTING INFORMATION

What is the Vote Required to Approve the Proposal?

The shareholders of AL Fund, AR Fund, KY Fund and TN Fund will vote separately to approve or disapprove the Reorganization of their Fund into National Fund.  Approval of the Reorganization by shareholders of the other Acquired Funds is not required for either of AL Fund, AR Fund, KY Fund or TN Fund to consummate the Reorganization.  If any of the Acquired Funds does not receive shareholder approval for the Reorganization, the Reorganization will nonetheless be effective for the Acquired Funds that do receive shareholder approval for the Reorganization.

The affirmative vote of the holders of a majority of a Fund’s outstanding shares, as defined in the 1940 Act, is required to approve the Plan for that Fund.  Such “majority” vote is the vote of the holders of the lesser of (a) 67% or more of the shares of the Fund present or represented by proxy at the joint Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) 50% of the outstanding shares of the Fund.  Class A, Class B, Class C and Class I shareholders of a Fund will vote together as a single group for that Fund.  For each Fund, approval of the Plan by its shareholders is a condition of the consummation of the Reorganization.

How Do I Vote in Person?

If you do attend the joint Special Meeting and wish to vote in person, we will provide you with a ballot prior to the vote.  However, if your shares are held in the name of your broker, bank or other nominee, you must bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote.  Please call your Fund at 1-800-262-1122 Monday through Friday, 8:30 a.m. to 5:30 p.m. Eastern time if you plan to attend the joint Special Meeting.  If you plan to attend the joint Special Meeting in person, please be prepared to present photo identification.

How Do I Vote By Proxy?

Whether you plan to attend the joint Special Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided.  Returning the proxy card will not affect your right to attend the joint Special Meeting and vote.

If you properly fill in and sign your proxy card and send it to us in time to vote at the joint Special Meeting, your “proxy” (the individual named on your proxy card) will vote your shares as you have directed.  If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the proposal and in accordance with management’s recommendation on other matters.

If you authorize a proxy, you may revoke it at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of your Fund before the joint Special Meeting that you have revoked your proxy; such notice must be in writing and sent to the Secretary of your Fund at the address set forth on the cover page of this Proxy Statement/Prospectus.  In addition, although merely attending the joint Special Meeting will not revoke your proxy, if you are present at the joint Special Meeting you may withdraw your proxy and vote in person.  Shareholders may also transact any other business not currently contemplated that may properly come before the joint Special Meeting in the discretion of the proxies or their substitutes.

How Will Proxies be Solicited and Tabulated?

The expense of preparing, printing and mailing this Proxy Statement/Prospectus and enclosures and the costs of soliciting proxies on behalf of the Acquired Funds’ Board of Trustees will be borne by each respective Acquired Fund, with a portion thereof borne by the Funds’ investment adviser.  Proxies will be solicited by mail and may be solicited in person or by telephone, facsimile or other electronic means by officers of the Acquired Funds, by personnel of Eaton Vance, by the Acquired Funds’ transfer agent, BNY Mellon Asset Servicing, by broker-dealer firms or by a professional solicitation organization.  The Acquired Funds have retained [                           ], to assist in the solicitation of proxies, for which each Acquired Fund will pay an estimated fee of approximately [$____], including out-of-pocket expenses.  Estimated costs assume a moderate level of solicitation activity. If a greater solicitation effort is required, the solicitation costs would be higher.  The expenses connected with the solicitation of this proxy and with any further proxies which may be solicited by the Acquired Funds’ officers, by Eaton Vance personnel, by the transfer agent, by broker-dealer firms or by [            ], in person, or by telephone, by telegraph, by facsimile or other electronic means, will be borne by the Acquired Funds.  A written proxy may be delivered to the Acquired Funds or their transfer agent prior to the meeting by facsimile machine, graphic communication equipment or other electronic transmission.  The Acquired Funds will reimburse banks, broker-dealer firms, and other persons holding shares registered in their names or in the names of their nominees, for their expenses incurred in sending proxy material to and obtaining proxies from the beneficial owners of such shares.  Total estimated costs of the Reorganization are approximately [$____] per Fund.

Shareholders also may choose to give their proxy votes by telephone rather than return their proxy cards.  Please see the proxy card for details.  The Acquired Funds may arrange for Eaton Vance, its affiliates or agents to contact shareholders who have not returned their proxy cards and offer to have votes recorded by telephone.  If the Acquired Funds record votes by telephone, they will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded.  If the enclosed proxy card is executed and returned, or a telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the relevant Acquired Fund, by the execution of a later-dated proxy card, by the relevant Acquired Fund’s receipt of a subsequent valid telephonic vote, or by attending the meeting and voting in person.

All proxy cards solicited by the Board of Trustees that are properly executed and telephone votes that are properly delivered and received by the Secretary prior to the meeting, and which are not revoked, will be voted at the meeting.  Shares represented by such proxies will be voted in accordance with the instructions thereon.  If no specification is made on the proxy card, it will be voted FOR the matters specified on the proxy card.  Abstentions and broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) will be treated as shares that are present at the meeting, but which have not been voted.  Accordingly, abstentions and broker non-votes will assist each Acquired Fund in obtaining a quorum, but may have the effect of a “No” vote on the proposal.

How is a Quorum Determined and What Happens if There is an Adjournment?

With respect to each Acquired Fund, what constitutes a quorum for purposes of conducting a valid shareholder meeting, such as the joint Special Meeting, is set forth in the Trust’s By-Laws.  Under the By-Laws of the Trust, the presence, in person or by proxy, of a majority of the outstanding shares of a Fund is necessary to establish a quorum for that Fund.

If a quorum is not present with respect to a Fund at the joint Special Meeting, the persons named as proxies in the enclosed proxy card may propose to adjourn the meeting to permit further solicitation of proxies in favor of the proposal.  A meeting, including the joint Special Meeting, may be adjourned one or more times.  Each such adjournment requires the affirmative vote of the holders of a majority of the affected Fund’s shares that are present at the meeting, in person or by proxy.  The persons named as proxies will vote in favor of or against, or will abstain with respect to, adjournment in the same proportions they are authorized to vote for or against, or to abstain with respect to, the proposal.

THE TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE PLAN OF REORGANIZATION FOR EACH ACQUIRED FUND.

DISSENTERS RIGHTS

Neither the Declaration of Trust nor Massachusetts law grants the shareholders of the Acquired Funds any rights in the nature of dissenters rights of appraisal with respect to any action upon which such shareholders may be entitled to vote; however, the normal right of mutual fund shareholders to redeem their shares (subject to any applicable contingent deferred sales charges) is not affected by the proposed Reorganization.

NATIONAL FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand National Fund’s financial performance for the period(s) indicated.  Certain information in the table reflects the financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value.  This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  The report of Deloitte & Touche LLP and National Fund’s financial statements are incorporated herein by reference and included in National Fund’s annual report, which is available on request.

	Year Ended September 30,
	2013				2012
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$10.200	$10.200	$10.200	$10.200	$9.360	$9.360	$9.360	$9.360
Income (loss) from operations
Net investment income(1)	$0.468	$0.392	$0.392	$0.492	$0.477	$0.405	$0.404	$0.499
Net realized and unrealized gain (loss)	(1.032)	(1.031)	(1.031)	(1.021)	0.842	0.840	0.841	0.844
Total income (loss) from operations	$(0.564)	$(0.639)	$(0.639)	$(0.529)	$1.319	$1.245	$1.245	$1.343
Less distributions
From net investment income	$(0.466)	$(0.391)	$(0.391)	$(0.491)	$(0.479)	$(0.405)	$(0.405)	$(0.503)
Total distributions	$(0.466)	$(0.391)	$(0.391)	$(0.491)	$(0.479)	$(0.405)	$(0.405)	$(0.503)
Net asset value - End of year	$9.170	$9.170	$9.170	$9.180	$10.200	$10.200	$10.200	$10.200
Total Return(2)	(5.77)%	(6.47)%	(6.47)%	(5.43)%	14.42%	13.57%	13.58%	14.71%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,134,502	$59,244	$681,072	$981,936	$2,975,655	$103,613	$980,799	$1,142,323
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.66%	1.41%	1.41%	0.41%	0.67%	1.42%	1.42%	0.42%
Interest and fee expense(3)	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses(4)	0.77%	1.52%	1.52%	0.52%	0.78%	1.53%	1.53%	0.53%
Net investment income	4.67%	3.90%	3.92%	4.93%	4.88%	4.15%	4.13%	5.09%
Portfolio Turnover	74%	74%	74%	74%	59%	59%	59%	59%

NATIONAL FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30,
	2011				2010
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$10.020	$10.020	$10.020	$10.020	$10.040	$10.050	$10.050	$10.040
Income (loss) from operations
Net investment income(1)	$0.549	$0.480	$0.481	$0.565	$0.527	$0.455	$0.455	$0.552
Net realized and unrealized loss	(0.682)	(0.681)	(0.682)	(0.675)	(0.022)	(0.029)	(0.029)	(0.024)
Total income (loss) from operations	$(0.133)	$(0.201)	$(0.201)	$(0.110)	$0.505	$0.426	$0.426	$0.528
Less distributions
From net investment income	$(0.527)	$(0.459)	$(0.459)	$(0.550)	$(0.525)	$(0.456)	$(0.456)	$(0.548)
Total distributions	$(0.527)	$(0.459)	$(0.459)	$(0.550)	$(0.525)	$(0.456)	$(0.456)	$(0.548)
Net asset value - End of year	$9.360	$9.360	$9.360	$9.360	$10.020	$10.020	$10.020	$10.020
Total Return(2)	(1.00)%	(1.73)%	(1.74)%	(0.75)%	5.36%	4.51%	4.51%	5.61%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,872,630	$122,288	$932,773	$796,970	$3,971,060	$160,946	$1,281,278	$522,370
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.69%	1.44%	1.44%	0.43%	0.67%	1.42%	1.42%	0.42%
Interest and fee expense(3)	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Total expenses(4)	0.82%	1.57%	1.57%	0.56%	0.80%	1.55%	1.55%	0.55%
Net investment income	6.04%	5.29%	5.29%	6.23%	5.45%	4.70%	4.70%	5.70%
Portfolio Turnover	18%	18%	18%	18%	20%	20%	20%	20%

NATIONAL FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended September 30,
	2009
	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$9.060	$9.060	$9.060	$9.060
Income (loss) from operations
Net investment income(1)	$0.527	$0.464	$0.464	$0.550
Net realized and unrealized gain	0.984	0.992	0.992	0.983
Total income from operations	$1.511	$1.456	$1.456	$1.533
Less distributions
From net investment income	$(0.531)	$(0.466)	$(0.466)	$(0.553)
Total distributions	$(0.531)	$(0.466)	$(0.466)	$(0.553)
Net asset value - End of year	$10.040	$10.050	$10.050	$10.040
Total Return(2)	17.97%	17.18%	17.18%	18.28%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,811,295	$179,657	$1,367,785	$217,630
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.70%	1.45%	1.45%	0.44%
Interest and fee expense(3)	0.23%	0.23%	0.23%	0.23%
Total expenses(4)	0.93%	1.68%	1.68%	0.67%
Net investment income	6.22%	5.48%	5.46%	6.47%
Portfolio Turnover	46%	46%	46%	46%

 (1)

Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

 (3)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I to the Fund’s audited financial statements).

 (4)

Excludes the effect of custody fee credits, if any, of less than 0.005%.

ALABAMA MUNICIPAL INCOME FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand Alabama Fund’s financial performance for the period(s) indicated.  Certain information in the table reflects the financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value.  This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  The report of Deloitte & Touche LLP and National Fund’s financial statements are incorporated herein by reference and included in National Fund’s annual report, which is available on request.

	Year Ended August 31,
	2013				2012
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$10.020	$11.020	$11.030	$10.020	$9.540	$10.490	$10.500	$9.550
Income (loss) From Operations
Net investment income(1)	$0.356	$0.312	$0.310	$0.366	$0.388	$0.346	$0.345	$0.407
Net realized and unrealized gain (loss)	(1.018)	(1.120)	(1.117)	(1.008)	0.481	0.531	0.532	0.471
Total income (loss) from operations	$(0.662)	$(0.808)	$(0.807)	$(0.642)	$0.869	$0.877	$0.877	$0.878
Less Distributions
From net investment income	$(0.355)	$(0.309)	$(0.310)	$(0.374)	$(0.388)	$(0.346)	$(0.346)	$(0.407)
Tax return of capital	(0.003)	(0.003)	(0.003)	(0.004)	(0.001)	(0.001)	(0.001)	(0.001)
Total distributions	$(0.358)	$(0.312)	$(0.313)	$(0.378)	$(0.389)	$(0.347)	$(0.347)	$(0.408)
Net asset value - End of year	$9.000	$9.900	$9.910	$9.000	$10.020	$11.020	$11.030	$10.020
Total Return (2)	(6.85)%	(7.53)%	(7.52)%	(6.67)%	9.27%	8.48%	8.47%	9.37%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$36,117	$606	$2,410	$4,402	$42,461	$1,304	$2,944	$6,272
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	1.48%	1.47%	0.52%	0.74%	1.49%	1.48%	0.54%
Interest and fee expense(3)	0.02%	0.02%	0.02%	0.02%	0.03%	0.03%	0.03%	0.03%
Total expenses before custodian fee reduction	0.75%	1.50%	1.49%	0.54%	0.77%	1.52%	1.51%	0.57%
Expenses after custodian fee reduction excluding interest and fees	0.73%	1.48%	1.47%	0.52%	0.74%	1.49%	1.48%	0.54%
Net investment income	3.62%	2.87%	2.86%	3.71%	3.96%	3.22%	3.20%	4.15%
Portfolio Turnover	36%	36%	36%	36%	11%	11%	11%	11%

ALABAMA MUNICIPAL INCOME FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
	2011				2010
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$9.930	$10.920	$10.930	$9.930	$9.290	$10.230	$10.230	$9.300
Income (loss) From Operations
Net investment income(1)	$0.405	$0.368	$0.368	$0.423	$0.402	$0.365	$0.361	$0.420
Net realized and unrealized gain (loss)	(0.392)	(0.433)	(0.432)	(0.380)	0.634	0.684	0.698	0.625
Total income (loss) from operations	$0.013	$(0.065)	$(0.064)	$0.043	$1.036	$1.049	$1.059	$1.045
Less Distributions
From net investment income	$(0.403)	$(0.365)	$(0.366)	$(0.423)	$(0.396)	$(0.359)	$(0.359)	$(0.415)
Total distributions	$(0.403)	$(0.365)	$(0.366)	$(0.423)	$(0.396)	$(0.359)	$(0.359)	$(0.415)
Net asset value - End of year	$9.540	$10.490	$10.500	$9.550	$9.930	$10.920	$10.930	$9.930
Total Return (2)	0.26%	(0.51)%	(0.50)%	0.56%	11.37%	10.42%	10.52%	11.47%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$42,857	$1,682	$2,440	$5,163	$49,083	$3,949	$2,935	$4,201
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	1.49%	1.48%	0.53%	0.73%	1.48%	1.48%	0.53%
Interest and fee expense(3)	0.03%	0.03%	0.03%	0.03%	0.02%	0.02%	0.02%	0.02%
Total expenses before custodian fee reduction	0.76%	1.52%	1.51%	0.56%	0.75%	1.50%	1.50%	0.55%
Expenses after custodian fee reduction excluding interest and fees	0.73%	1.49%	1.48%	0.53%	0.73%	1.48%	1.48%	0.53%
Net investment income	4.27%	3.52%	3.52%	4.46%	4.18%	3.46%	3.40%	4.37%
Portfolio Turnover	10%	10%	10%	10%	16%	16%	16%	16%

ALABAMA MUNICIPAL INCOME FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
	2009
	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$9.330	$10.270	$10.270	$9.340
Income (loss) From Operations
Net investment income(1)	$0.402	$0.370	$0.369	$0.419
Net realized and unrealized gain (loss)	(0.036)	(0.036)	(0.035)	(0.035)
Total income from operations	$0.366	$0.334	$0.334	$0.384
Less Distributions
From net investment income	$(0.406)	$(0.374)	$(0.374)	$(0.424)
Total distributions	$(0.406)	$(0.374)	$(0.374)	$(0.424)
Net asset value - End of year	$9.290	$10.230	$10.230	$9.300
Total Return (2)	4.19%	3.56%	3.55%	4.51%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$43,090	$6,380	$1,562	$3,343
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.80%	1.55%	1.55%	0.60%
Interest and fee expense(3)	0.05%	0.05%	0.05%	0.05%
Total expenses before custodian fee reduction	0.85%	1.60%	1.60%	0.65%
Expenses after custodian fee reduction excluding interest and fees	0.79%	1.54%	1.54%	0.59%
Net investment income	4.59%	3.85%	3.82%	4.79%
Portfolio Turnover	22%	22%	22%	22%

(1)

Computed using average shares outstanding.

(2)

For Class A, Class B and Class C, returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.  For Class I, returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

ARKANSAS MUNICIPAL INCOME FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand Arkansas Fund’s financial performance for the period(s) indicated.  Certain information in the table reflects the financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value.  This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  The report of Deloitte & Touche LLP and National Fund’s financial statements are incorporated herein by reference and included in National Fund’s annual report, which is available on request.

	Year Ended August 31,
	2013				2012
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$9.260	$9.950	$9.950	$9.250	$8.950	$9.610	$9.610	$8.940
Income (loss) From Operations
Net investment income(1)	$0.333	$0.285	$0.284	$0.352	$0.357	$0.310	$0.309	$0.373
Net realized and unrealized gain (loss)	(0.783)	(0.844)	(0.843)	(0.784)	0.308	0.338	0.339	0.310
Total income (loss) from operations	$(0.450)	$(0.559)	$(0.559)	$(0.432)	$0.665	$0.648	$0.648	$0.683
Less Distributions
From net investment income	$(0.328)	$(0.279)	$(0.279)	$(0.345)	$(0.351)	$(0.305)	$(0.305)	$(0.369)
Tax return of capital	(0.002)	(0.002)	(0.002)	(0.003)	(0.004)	(0.003)	(0.003)	(0.004)
Total distributions	$(0.330)	$(0.281)	$(0.281)	$(0.348)	$(0.355)	$(0.308)	$(0.308)	$(0.373)
Net asset value - End of year	$8.480	$9.110	$9.110	$8.470	$9.260	$9.950	$9.950	$9.250
Total Return (2)	(5.05)%	(5.78)%	(5.78)%	(4.87)%	7.55%	6.82%	6.82%	7.77%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$49,852	$1,512	$6,052	$1,948	$56,072	$2,115	$6,926	$2,435
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72%	1.48%	1.48%	0.53%	0.73%	1.48%	1.48%	0.53%
Interest and fee expense(3)	0.00%(4)	0.00%(4)	0.00%(4)	0.00%(4)	0.01%	0.01%	0.01%	0.01%
Total expenses (5)	0.72%	1.48%	1.48%	0.53%	0.74%	1.49%	1.49%	0.54%
Net investment income	3.65%	2.90%	2.90%	3.85%	3.90%	3.16%	3.14%	4.07%
Portfolio Turnover	13%	13%	13%	13%	10%	10%	10%	10%

ARKANSAS MUNICIPAL INCOME FUND FINANCIAL HIGHLIGHTS (continued)

	Period Ended August 31,
	2011				2010
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(6)
Net asset value - Beginning of period	$9.230	$9.910	$9.910	$9.220	$8.870	$9.530	$9.530	$9.130
Income (loss) From Operations
Net investment income(1)	$0.381	$0.336	$0.336	$0.394	$0.377	$0.332	$0.329	$0.031
Net realized and unrealized gain (loss)	(0.283)	(0.302)	(0.302)	(0.277)	0.356	0.377	0.380	0.090
Total income from operations	$0.098	$0.034	$0.034	$0.117	$0.733	$0.709	$0.709	$0.121
Less Distributions
From net investment income	$(0.378)	$(0.334)	$(0.334)	$(0.397)	$(0.373)	$(0.329)	$(0.329)	$(0.031)
Total distributions	$(0.378)	$(0.334)	$(0.334)	$(0.397)	$(0.373)	$(0.329)	$(0.329)	$(0.031)
Net asset value - End of period	$8.950	$9.610	$9.610	$8.940	$9.230	$9.910	$9.910	$9.220
Total Return (2)	1.17%	0.42%	0.42%	1.38%	8.39%	7.53%	7.53%	1.32%(7)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,912	$2,717	$6,409	$1,742	$63,478	$3,178	$6,078	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	1.48%	1.48%	0.53%	0.75%	1.50%	1.50%	0.55%(8)
Interest and fee expense(3)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%(8)
Total expenses(5)	0.74%	1.49%	1.49%	0.54%	0.76%	1.51%	1.51%	0.56%(8)
Net investment income	4.27%	3.52%	3.52%	4.40%	4.13%	3.38%	3.35%	4.25%(8)
Portfolio Turnover	7%	7%	7%	7%	8%	8%	8%	8%(9)

ARKANSAS MUNICIPAL INCOME FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
	2009
	Class A	Class B	Class C
Net asset value - Beginning of year	$9.160	$9.850	$9.850
Income (loss) From Operations
Net investment income(1)	$0.392	$0.356	$0.354
Net realized and unrealized gain (loss)	(0.278)	(0.311)	(0.309)
Total income from operations	$0.114	$0.045	$0.045
Less Distributions
From net investment income	$(0.404)	$(0.365)	$(0.365)
Total distributions	$(0.404)	$(0.365)	$(0.365)
Net asset value - End of year	$8.870	$9.530	$9.530
Total Return (2)	1.55%	0.80%	0.80%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$59,111	$3,525	$3,386
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	1.53%	1.53%
Interest and fee expense(3)	0.05%	0.05%	0.05%
Total expenses(5)	0.83%	1.58%	1.58%
Net investment income	4.71%	3.98%	3.95%
Portfolio Turnover	18%	18%	18%

 (1)

Computed using average shares outstanding.

(2)

For Class A, Class B and Class C, returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.  For Class I, returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(4)

Amount is less than 0.005%.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(7)

Not annualized.

(8)

Annualized.

(9)

For the year ended August 31, 2010.

KENTUCKY MUNICIPAL INCOME FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand Kentucky Fund’s financial performance for the period(s) indicated.  Certain information in the table reflects the financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value.  This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  The report of Deloitte & Touche LLP and National Fund’s financial statements are incorporated herein by reference and included in National Fund’s annual report, which is available on request.

	Year Ended August 31,
	2013				2012
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$8.970	$9.690	$9.690	$8.970	$8.610	$9.300	$9.300	$8.610
Income (loss) From Operations
Net investment income(1)	$0.339	$0.292	$0.293	$0.357	$0.349	$0.307	$0.303	$0.362
Net realized and unrealized loss	(0.560)	(0.609)	(0.599)	(0.560)	0.359	0.387	0.391	0.364
Total income (loss) from operations	$(0.221)	$(0.317)	$(0.306)	$(0.203)	$0.708	$0.694	$0.694	$0.726
Less Distributions
From net investment income	$(0.339)	$(0.293)	$(0.294)	$(0.357)	$(0.348)	$(0.304)	$(0.304)	$(0.366)
Total distributions	$(0.339)	$(0.293)	$(0.294)	$(0.357)	$(0.348)	$(0.304)	$(0.304)	$(0.366)
Net asset value - End of year	$8.410	$9.080	$9.090	$8.410	$8.970	$9.690	$9.690	$8.970
Total Return (2)	(2.63)%	(3.41)%	(3.30)%	(2.43)%	8.36%	7.57%	7.57%	8.58%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$38,999	$325	$3,693	$8,020	$44,184	$671	$3,696	$6,420
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.72%	1.47%	1.47%	0.52%	0.73%	1.48%	1.48%	0.53%
Expenses after custodian fee reduction	0.72%	1.47%	1.47%	0.52%	0.73%	1.48%	1.48%	0.53%
Net investment income	3.78%	3.01%	3.02%	3.99%	3.96%	3.23%	3.18%	4.06%
Portfolio Turnover	14%	14%	14%	14%	12%	12%	12%	12%

KENTUCKY MUNICIPAL INCOME FUND FINANCIAL HIGHLIGHTS (continued)

	Period Ended August 31,
	2011				2010
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(3)
Net asset value - Beginning of period	$8.890	$9.600	$9.600	$8.890	$8.410	$9.080	$9.090	$8.780
Income (loss) From Operations
Net investment income(1)	$0.371	$0.332	$0.331	$0.385	$0.380	$0.341	$0.341	$0.031
Net realized and unrealized gain (loss)	(0.281)	(0.301)	(0.300)	(0.275)	0.473	0.513	0.504	0.110
Total income (loss) from operations	$0.090	$0.031	$0.031	$0.110	$0.853	$0.854	$0.845	$0.141
Less Distributions
From net investment income	$(0.370)	$(0.331)	$(0.331)	$(0.390)	$(0.373)	$(0.334)	$(0.335)	$(0.031)
Total distributions	$(0.370)	$(0.331)	$(0.331)	$(0.390)	$(0.373)	$(0.334)	$(0.335)	$(0.031)
Net asset value - End of period	$8.610	$9.300	$9.300	$8.610	$8.890	$9.600	$9.600	$8.890
Total Return (2)	1.13%	0.41%	0.40%	1.35%	10.32%	9.54%	9.42%	1.60%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,322	$1,090	$2,445	$512	$48,929	$2,607	$2,243	$1
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.74%	1.49%	1.49%	0.53%	0.74%	1.49%	1.49%	0.56%(5)
Expenses after custodian fee reduction	0.73%	1.48%	1.48%	0.53%	0.74%	1.49%	1.49%	0.56%(5)
Net investment income	4.33%	3.59%	3.57%	4.48%	4.36%	3.62%	3.61%	4.40%(5)
Portfolio Turnover	7%	7%	7%	7%	7%	7%	7%	7%(6)

KENTUCKY MUNICIPAL INCOME FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
	2009
	Class A	Class B	Class C
Net asset value - Beginning of year	$8.610	$9.300	$9.300
Income (loss) From Operations
Net investment income(1)	$0.382	$0.347	$0.348
Net realized and unrealized gain (loss)	(0.200)	(0.222)	(0.213)
Total income from operations	$0.182	$0.125	$0.135
Less Distributions
From net investment income	$(0.382)	$(0.345)	$(0.345)
Total distributions	$(0.382)	$(0.345)	$(0.345)
Net asset value - End of year	$8.410	$9.080	$9.090
Total Return (2)	2.44%	1.60%	1.71%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$46,662	$4,186	$2,509
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.78%	1.53%	1.53%
Expenses after custodian fee reduction	0.77%	1.52%	1.52%
Net investment income	4.75%	4.01%	4.00%
Portfolio Turnover	15%	15%	15%

 (1)

Computed using average shares outstanding.

(2)

For Class A, Class B and Class C, returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.  For Class I, returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(4))

Not annualized.

(5)

Annualized.

(6)

For the year ended August 31, 2010.

TENNESSEE MUNICIPAL INCOME FUND FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand Tennessee Fund’s financial performance for the period(s) indicated.  Certain information in the table reflects the financial results for a single Fund share.  The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all distributions at net asset value.  This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  The report of Deloitte & Touche LLP and National Fund’s financial statements are incorporated herein by reference and included in National Fund’s annual report, which is available on request.

	Year Ended August 31,
	2013				2012
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Net asset value - Beginning of year	$8.980	$9.780	$9.770	$8.970	$8.560	$9.320	$9.320	$8.550
Income (loss) From Operations
Net investment income(1)	$0.323	$0.279	$0.278	$0.340	$0.351	$0.313	$0.308	$0.358
Net realized and unrealized gain (loss)	(0.739)	(0.798)	(0.797)	(0.728)	0.419	0.456	0.450	0.428
Total income (loss) from operations	$(0.416)	$(0.519)	$(0.519)	$(0.388)	$0.770	$0.769	$0.758	$0.786
Less Distributions
From net investment income	$(0.322)	$(0.279)	$(0.279)	$(0.339)	$(0.349)	$(0.308)	$(0.307)	$(0.365)
Tax return of capital	(0.002)	(0.002)	(0.002)	(0.003)	(0.001)	(0.001)	(0.001)	(0.001)
Total distributions	$(0.324)	$(0.281)	$(0.281)	$(0.342)	$(0.350)	$(0.309)	$(0.308)	$(0.366)
Net asset value - End of year	$8.240	$8.980	$8.970	$8.240	$8.980	$9.780	$9.770	$8.970
Total Return(2)	(4.82)%	(5.47)%	(5.48)%	(4.52)%	9.14%	8.35%	8.24%	9.35%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$33,334	$755	$8,751	$679	$40,318	$1,175	$9,864	$790
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72%	1.47%	1.47%	0.52%	0.72%	1.47%	1.47%	0.52%
Interest and fee expense(3)	0.00%(4)	0.00%(4)	0.00%(4)	0.00%(4)	0.01%	0.01%	0.01%	0.01%
Total expenses(5)	0.72%	1.47%	1.47%	0.52%	0.73%	1.48%	1.48%	0.53%
Net investment income	3.64%	2.89%	2.88%	3.84%	3.98%	3.26%	3.20%	4.02%
Portfolio Turnover	14%	14%	14%	14%	9%	9%	9%	9%

TENNESSEE MUNICIPAL INCOME FUND FINANCIAL HIGHLIGHTS (continued)

	Period Ended August 31,
	2011				2010
	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(6)
Net asset value – Beginning of period	$8.960	$9.760	$9.760	$8.960	$8.670	$9.450	$9.440	$8.890
Income (loss) From Operations
Net investment income(1)	$0.380	$0.343	$0.342	$0.395	$0.380	$0.342	$0.339	$0.030
Net realized and unrealized gain (loss)	(0.403)	(0.443)	(0.442)	(0.413)	0.279	0.298	0.311	0.070
Total income (loss) from operations	$(0.023)	$(0.100)	$(0.100)	$(0.018)	$0.659	$0.640	$0.650	$0.100
Less Distributions
From net investment income	$(0.377)	$(0.340)	$(0.340)	$(0.392)	$(0.369)	$(0.330)	$(0.330)	$(0.030)
Total distributions	$(0.377)	$(0.340)	$(0.340)	$(0.392)	$(0.369)	$(0.330)	$(0.330)	$(0.030)
Net asset value – End of period	$8.560	$9.320	$9.320	$8.550	$8.960	$9.760	$9.760	$8.960
Total Return(2)	(0.20)%	(0.99)%	(0.99)%	(0.15)%	7.71%	6.86%	6.97%	1.12%(7)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,755	$1,634	$7,544	$104	$47,371	$3,024	$9,013	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	1.49%	1.48%	0.53%	0.74%	1.49%	1.49%	0.57%(8)
Interest and fee expense(3)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%(8)
Total expenses(5)	0.74%	1.50%	1.49%	0.54%	0.75%	1.50%	1.50%	0.58%(8)
Net investment income	4.39%	3.64%	3.64%	4.59%	4.27%	3.52%	3.49%	4.24%(8)
Portfolio Turnover	5%	5%	5%	5%	12%	12%	12%	12%(9)

TENNESSEE MUNICIPAL INCOME FUND FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
	2009
	Class A	Class B	Class C
Net asset value - Beginning of year	$9.100	$9.910	$9.910
Income (loss) From Operations
Net investment income(1)	$0.388	$0.356	$0.351
Net realized and unrealized gain (loss)	(0.424)	(0.458)	(0.463)
Total loss from operations	$(0.036)	$(0.102)	$(0.112)
Less Distributions
From net investment income	$(0.394)	$(0.358)	$(0.358)
Total distributions	$(0.394)	$(0.358)	$(0.358)
Net asset value - End of year	$8.670	$9.450	$9.440
Total Return(2)	(0.03)%	(0.73)%	(0.83)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$46,787	$4,069	$6,004
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.79%	1.54%	1.54%
Interest and fee expense(3)	0.03%	0.03%	0.03%
Total expenses(5)	0.82%	1.57%	1.57%
Net investment income	4.72%	3.99%	3.93%
Portfolio Turnover	20%	20%	20%

(1)

Computed using average shares outstanding.

(2)

For Class A, Class B and Class C, returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.  For Class I, returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(4)

Amount is less than 0.005%.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(7)

Not annualized.

(8)

Annualized.

(9)

For the year ended August 31, 2010.

EXPERTS

The financial statements incorporated in this Proxy Statement/Prospectus by reference from each Fund’s Annual Report for the year ended August 31, 2013 for AL Fund, AR Fund, KY Fund and TN Fund and  for the year ended September 30, 2013 for the National Fund on Form N-CSR have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this __th day of _______, 2014, by and among Eaton Vance Municipals Trust (“Municipals Trust”), a Massachusetts business trust, on behalf of its series Eaton Vance Alabama Municipal Income Fund (“Alabama Fund”), Eaton Vance Arkansas Municipal Income Fund (“Arkansas Fund”), Eaton Vance Kentucky Municipal Income Fund (“Kentucky Fund”) and Eaton Vance Tennessee Municipal Income Fund (“Tennessee Fund”) and Municipals Trust, on behalf of its series Eaton Vance National Municipal Income Fund.  Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund and Eaton Vance Tennessee Municipal Income Fund, are collectively referred to herein as the “Acquired Funds”, and Eaton Vance National Municipal Income Fund is referred to herein as the “Acquiring Fund”.

WITNESSETH

WHEREAS, Municipals Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as open-end management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as the Acquired Funds and the Acquiring Fund), and the Trustees of Municipals Trust have divided the shares of the Acquired Funds and the Acquiring Fund into multiple classes, including Class A, Class B, Class C and Class I shares (“Acquired Fund Shares” and “Acquiring Fund Shares”);

WHEREAS, Municipals Trust desires to provide for the reorganization of the Acquired Funds through the acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Funds in exchange for the Acquiring Fund Shares in the manner set forth herein; and

WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”);

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.

Definitions

1.1

The term “1933 Act” shall mean the Securities Act of 1933, as amended.

1.2

The term “1934 Act” shall mean the Securities Exchange Act of 1934, as amended.

1.3

The term “Acquired Funds Municipals Trust N-1A” shall mean the registration statement, as amended, on Form N-1A of Municipals Trust with respect to the Acquired Funds in effect on the date hereof or on the Closing Date, as the context may require.

1.4

The term “Agreement” shall mean this Agreement and Plan of Reorganization.

1.5

The term “Assumed Liabilities” shall mean all liabilities, expenses, costs, charges and receivables of the Acquired Funds as of the Close of Trading on the New York Stock Exchange on the Valuation Date.  Included therein for the Acquiring Fund Class B and Class C shall be the uncovered distribution charges under the Acquired Funds Class B and Class C Distribution Plans, or, if lower, the amount of contingent deferred sales charges that would be paid by all the Acquired Funds Class B and Class C shareholders if they redeemed on the Closing Date; such amount shall be treated as uncovered distribution charges under the Acquiring Fund Class B and Class C Distribution Plans.

1.6

The term “Business Day” shall mean any day that the New York Stock Exchange is open.

1.7

The term “Close of Trading on the NYSE” shall mean the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

1.8

The term “Closing” shall mean the closing of the transaction contemplated by this Agreement.

1.9

The term “Closing Date” shall mean September 23, 2011, provided all necessary approvals have been received, or such other date as may be agreed by the parties on which the Closing is to take place.

1.10

The term “Commission” shall mean the Securities and Exchange Commission.

1.11

The term “Custodian” shall mean State Street Bank and Trust Company.

1.12

The term “Delivery Date” shall mean the date contemplated by Section 3.3 of this Agreement.

1.13

The term “Municipals Trust N-14” shall mean Municipals Trust’s registration statement on Form N-14, including a Joint Proxy Statement/Prospectus as may be amended, that describes the transactions contemplated by this Agreement and registers the Acquiring Fund Shares to be issued in connection with this transaction.

1.14

The term “NYSE” shall mean the New York Stock Exchange.

1.15

The term “Proxy Statement” shall mean the Joint Proxy Statement/Prospectus furnished to the Acquired Funds shareholders in connection with this transaction.

1.16

The term “Securities List” shall mean the list of those securities and other assets owned by Municipals Trust, on behalf of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund, on the Delivery Date.

1.17

The term “Valuation Date” shall mean the day of the Closing Date.

2.

Transfer and Exchange of Assets

2.1

Reorganization the Acquired Funds.  At the Closing, subject to the requisite approval of the Acquired Funds’ shareholders and the terms and conditions set forth herein, Municipals Trust shall transfer all of the assets of the Acquired Funds and assign all Assumed Liabilities to the Acquiring Fund, and the Acquiring Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by the Acquiring Fund to the Acquired Funds on the Closing Date of Class A, Class B, Class C and Class I Acquiring Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in Section 2.2.  Upon delivery of the assets, the Acquiring Fund will receive good and marketable title thereto free and clear of all liens.

2.2

Computation of Net Asset Value.  The net asset value per share of the Acquiring Fund Shares and the net value of the assets of the Acquired Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date.  The net asset value of the Acquiring Fund Shares shall be computed in the manner set forth in the Acquiring Fund Municipals Trust N-1A.  In determining the value of the securities transferred by the Acquired Funds to the Acquiring Fund, such assets shall be priced in accordance with the policies and procedures described in the Acquiring Fund Municipals Trust N-1A.

3.

Closing Date, Valuation Date and Delivery

3.1

Closing Date.  The Closing shall be at the offices of Eaton Vance Management, Two International Place, Boston, MA  02110 immediately after the close of business on the Closing Date.  All acts taking place at Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed in writing by the parties.

3.2

Valuation Date.  Pursuant to Section 2.2, the net value of the assets of the Acquired Funds and the net asset value per share of the Acquiring Fund shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date.  The stock transfer books of Municipals Trust with respect to the Acquired Funds will be permanently closed, and sales of the Acquired Funds Shares shall be suspended, as of the close of business of Municipals Trust on the Valuation Date.  Redemption requests thereafter received by Municipals Trust with respect to the Acquired Funds shall be deemed to be redemption requests for the Acquiring Fund Shares to be distributed to shareholders of the Acquired Funds under this Agreement provided that the transactions contemplated by this Agreement are consummated.

In the event that trading on the NYSE or on another exchange or market on which securities held by the Acquired Funds are traded shall be disrupted on the Valuation Date so that, in the judgment of Municipals Trust, accurate appraisal of the net assets of the Acquired Funds to be transferred hereunder or the assets of the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of Municipals Trust, have been resumed without disruption.  In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

3.3

Delivery of Assets.  After the close of business on the Valuation Date, Municipals Trust shall issue instructions providing for the delivery of all of its assets held on behalf of the Acquired Funds to the Custodian to be held for the account of the Acquiring Fund, effective as of the Closing.  The Acquiring Fund may inspect such securities at the offices of the Custodian prior to the Valuation Date.

4.

Acquired Fund Distributions and Termination

4.1

As soon as reasonably practicable after the Closing Date, Municipals Trust shall pay or make provisions for the payment of all of the debts and taxes of the Acquired Funds and distribute all remaining assets, if any, to shareholders of the Acquired Funds, and the Acquired Funds shall thereafter be terminated under Massachusetts law.

At, or as soon as may be practicable following the Closing Date, Municipals Trust on behalf of the Acquired Funds shall distribute the Class A, Class B, Class C and Class I the Acquiring Fund Shares it received from the Acquiring Fund to the shareholders of the Acquired Funds and shall instruct the Acquiring Fund as to the amount of the pro rata interest of each of the Acquired Funds shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for Municipals Trust, to be registered on the books of the Acquiring Fund, in full and fractional the Acquiring Fund Shares, in the name of each such shareholder, and the Acquiring Fund agrees promptly to transfer the Acquiring Fund Shares then credited to the account of the Acquired Funds on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Funds shareholders in accordance with said instruction.  Each Acquired Funds shareholder shall receive shares of the corresponding class of the Acquiring Fund to the class of the Acquired Funds held by such shareholder.  All issued and outstanding Acquired Funds Shares shall thereupon be canceled on the books of Municipals Trust.  The Acquiring Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct.

5.

The Acquired Fund Securities

On the Delivery Date, Municipals Trust on behalf of the Acquired Funds shall deliver the Securities List and tax records.  Such records shall be made available to the Acquiring Fund prior to the Closing Date for inspection by the Treasurer (or his or her designee).  Notwithstanding the foregoing, it is expressly understood that the Acquired Funds may hereafter until the close of business on the Valuation Date sell any securities owned by it in the ordinary course of its business as a series of an open-end, management investment company.

6.

Liabilities and Expenses

The Acquiring Fund shall acquire all liabilities of the Acquired Funds, whether known or unknown, or contingent or determined.  Municipals Trust will discharge all known liabilities of the Acquired Funds, so far as may be possible, prior to the Closing Date.  The Acquired Funds shall bear the expenses of carrying out this Agreement.

7.

Municipals Trust Representations and Warranties

Municipals Trust, on behalf of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund and on behalf of the Acquiring Fund, hereby represents, warrants and agrees as follows:

7.1

Legal Existence.  Municipals Trust are each a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.  Alabama Fund, Arkansas Fund, Kentucky Fund, Tennessee Fund and the Acquiring Fund are each validly existing series of Municipals Trust.  Municipals Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquiring Fund.

7.2

Registration under 1940 Act.  Municipals Trust are each duly registered as an open-end management investment companies under the 1940 Act and such registration is in full force and effect.

7.3

Financial Statements.  The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of Alabama Fund dated [  ], 201[ ] and [  ], 201[ ] (unaudited), Arkansas Fund dated [  ], 201[ ] and [  ], 201[ ] (unaudited), Kentucky Fund dated [  ], 201[ ] and [  ], 201[ ] (unaudited)   and of the Tennessee Fund dated [  ], 201[ ] and [  ], 201[ ] (unaudited) and the Acquiring Fund dated [  ], 201[ ] and [  ], 201[ ] (unaudited), fairly present the financial condition of the Acquired Funds and the Acquiring Fund as of said dates in conformity with generally accepted accounting principles.

7.4

No Contingent Liabilities.  There are no known contingent liabilities of the Acquired Funds or the Acquiring Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Municipals Trust threatened, against the Acquired Funds or the Acquiring Fund which would materially affect its financial condition.

7.5

Requisite Approvals.  The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of Municipals Trust by vote taken at a meeting of such Board duly called and held on March 14, 2011.  No approval of the shareholders of the Acquiring Fund is required in connection with this Agreement or the transaction contemplated hereby.  The Agreement has been executed and delivered by a duly authorized officer of Municipals Trust and is a valid and legally binding obligation of each of the Acquired Funds and the Acquiring Fund enforceable in accordance with its terms.

7.6

No Material Violations.  Municipals Trust are not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of their Declaration of Trust or By-Laws, as each may be amended, of Municipals Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which Municipals Trust is a party or by which it is bound.

7.7

Taxes and Related Filings.  Except where failure to do so would not have a material adverse effect on the Acquired Funds or the Acquiring Fund, each of the Acquired Funds and the Acquiring Fund has filed or will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including its current taxable year and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due.  Each of the Acquired Funds and the Acquiring Fund has elected to be treated as a “regulated investment company” for federal tax purposes, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

7.8

Good and Marketable Title.  On the Closing Date, each Acquired Fund will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, and full right, power and authority to sell, assign, transfer and deliver such assets and shall deliver such assets to the Acquiring Fund.  Upon delivery of such assets, the Acquiring Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, except as to adverse claims under Article 8 of the Uniform Commercial Code of which the Acquiring Fund has notice and necessary documentation at or prior to the time of delivery.

7.9

Acquiring Fund N-1A Not Misleading.  The Municipals Trust N-1A conforms on the date of the Agreement, and will conform on the date of the Proxy Statement and the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

7.10

Proxy Statement.  The Proxy Statement delivered to the Acquired Funds shareholders in connection with this transaction (both at the time of delivery to such shareholders in connection with the meeting of shareholders and at all times subsequent thereto and including the Closing Date) in all material respects, conforms to the applicable requirements of the 1934 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated thereon or necessary to make statements therein, in light of the circumstances under which they were made, not materially misleading.

7.11

Books and Records.  Each of Acquired Funds and the Acquiring Fund have maintained all records required under Section 31 of the 1940 Act and rules thereunder.

8.

Conditions Precedent to Closing

The obligations of the parties hereto shall be conditioned on the following:

8.1

Representations and Warranties.  The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the Closing Date.

8.2

Shareholder Approval.  The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the Acquired Funds Shares in accordance with the 1940 Act and the Declaration of Trust and By-Laws, each as amended, of Municipals Trust.

8.3

Pending or Threatened Proceedings.  On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.4

Registration Statement.  The Municipals Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Municipals Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.  The Proxy Statement has been delivered to each shareholder of record of the Acquired Funds as of June 16, 2011 in accordance with the provisions of the 1934 Act and the rules thereunder.

8.5

Declaration of Dividend.  Municipals Trust shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Funds shareholders all of the Acquired Funds’ investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of the Acquired Funds, all of its net capital gain realized in the final taxable period of the Acquired Funds (after reduction for any capital loss carryforward) and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of the Acquired Funds.

8.6

State Securities Laws.  The parties shall have received all permits and other authorizations necessary, if any, under state securities laws to consummate the transactions contemplated herein.

8.7

Performance of Covenants.  Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the Closing Date.

8.8

Due Diligence.  Municipals Trust shall have had reasonable opportunity to have its officers and agents review the records of the Acquired Funds.

8.9

No Material Adverse Change.  From the date of this Agreement, through the Closing Date, there shall not have been:

•

any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Acquired Funds or the Acquiring Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

•

any loss (whether or not covered by insurance) suffered by the Acquired Funds or the Acquiring Fund materially and adversely affecting of the Acquired Funds or the Acquiring Fund, other than depreciation of securities;

•

issued by Municipals Trust to any person any option to purchase or other right to acquire shares of any class of the Acquired Funds or the Acquiring Fund Shares (other than in the ordinary course of Municipals Trust business as an open-end management investment company);

•

any indebtedness incurred by the Acquired Funds or the Acquiring Fund for borrowed money or any commitment to borrow money entered into by the Acquired Funds or the Acquiring Fund except as permitted in the Acquired Municipals Trust N-1A or the Acquiring fund Municipals Trust N-1A and disclosed in financial statements required to be provided under this Agreement;

•

any amendment to the Declaration of Trust or By-Laws of Municipals Trust that will adversely affect the ability of Municipals Trust to comply with the terms of this Agreement; or

•

any grant or imposition of any lien, claim, charge or encumbrance upon any asset of the Acquired Funds except as provided in the Acquired Funds Municipals Trust N-1A so long as it will not prevent Municipals Trust from complying with Section 7.8.

8.10

Lawful Sale of Shares.  On the Closing Date, the Acquiring Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Municipals Trust, and conform in all substantial respects to the description thereof contained in the Municipals Trust N-14 and Proxy Statement furnished to the Acquired Funds shareholders and the Acquiring Fund Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Municipals Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

8.11

Documentation and Other Actions.  Municipals Trust shall have executed such documents and shall have taken such other actions, if any, as reasonably requested to fully effectuate the transactions contemplated hereby.

9.

Addresses

All notices required or permitted to be given under this Agreement shall be given in writing to Eaton Vance Municipals Trust, Two International Place, Boston, MA  02110 (Attention:  Chief Legal Officer), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

10.

Termination

This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Sections 7 or 8 hereof have not been performed or do not exist on or before December 31, 2011.  In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders) shall have any liability to the other.

11.

Miscellaneous

This Agreement shall be governed by, construed and enforced in accordance with the laws of the Commonwealth of Massachusetts.  Municipals Trust represent that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.  Municipals Trust represent that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.  The Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.  This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original.  Whenever used herein, the use of any gender shall include all genders.  In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

12.

Amendments

At any time prior to or after approval of this Agreement by the Acquired Funds shareholders (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing); provided, however, that following shareholder approval, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be received by the Acquired Funds shareholders under this Agreement to the detriment of such shareholders without their further approval.  The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision.  No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

13.

Massachusetts Business Trust

References in this Agreement to Municipals Trust mean and refer to the Trustees from time to time serving under its Declarations of Trust on file with the Secretary of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses.  It is expressly agreed that the obligations of Municipals Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of each Trust personally, but bind only the trust property of the Trust as provided in said Declaration of Trust.  The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of Municipals Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them but shall bind only the trust property of each Trust as provided in such Declaration of Trust.  No series of Municipals Trust shall be liable for the obligations of any other series.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:

EATON VANCE MUNICIPALS TRUST

(on behalf of Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund and Eaton Vance Tennessee Municipal Income Fund)

By:

[   ], Secretary

[  ], President

EATON VANCE MUNICIPALS TRUST

(on behalf of Eaton Vance National Municipal Income Fund)

/

By:

[  ], Secretary

[  ], President

APPENDIX B

ANNUAL REPORT

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Management’s Discussion of Fund Performance

Economic and Market Conditions

During the first seven months of the fiscal year ended September 30, 2013, interest rates declined to historic lows, driven by highly accommodative monetary policies instituted by central banks around the world. In December 2012, the U.S. Federal Reserve (the Fed) replaced Operation Twist, the central bank’s swapping of its short-term holdings for long-term Treasury bonds, with outright purchases of $45 billion of Treasuries each month. This was in addition to the monthly purchase of approximately $40 billion of agency mortgage-backed securities that it had begun just a few months before. These actions combined to put extraordinary downward pressure on yields, driving investors to look for other sources of income. One beneficiary was the municipal bond market, which rallied during the first seven months of the period in response to strong investor demand.

In late May 2013, however, Fed Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could be tapered sooner than most investors had expected. The negative effect on the bond market was swift and dramatic. Investors rushed to sell fixed-income assets in anticipation of rising interest rates, causing nearly every fixed-income asset class to decline dramatically in value.

Historic outflows had a particularly significant effect on the municipal bond market because, unlike other domestic fixed-income asset classes, the municipal market is primarily retail based and is generally impacted more by the actions of small individual investors than other fixed-income asset classes. Even after the Fed tried to temper its comments and calm the markets, moderating the outflows in other fixed-income classes, heavy selling in municipals continued through August 2013. The selling abated in September 2013, after the Fed surprised the markets again by postponing its tapering of QE that many investors had thought was imminent. The Funds’ primary benchmark, the Barclays Municipal Bond Index2 (the Index) — unmanaged index of municipal bonds traded in the United States — declined 2.21% for the one-year period, while the Barclays Long (22+) Year Municipal Bond Index lost 5.06%.

During the period, additional pressure on the municipal market came from the city of Detroit’s bankruptcy filing on July 18, 2013 and heightened attention to Puerto Rico’s fiscal woes throughout September 2013. Although Detroit’s bankruptcy was not a surprise, because the city’s fiscal problems had been well-documented for many years, the bankruptcy’s negative headlines injected additional fear into the municipal bond market. That fear, combined with Puerto Rico’s well-publicized fiscal challenges, drove both institutional and retail investors to sell Puerto Rico bonds, exerting additional downward pressure on the market value of the bonds in late August and September 2013 as the Funds’ fiscal year was ending.

Fund Performance

For the fiscal year ended September 30, 2013, AMT-Free Municipal Income Fund and National Municipal Income Fund Class A shares at net asset value (NAV) both underperformed the -2.21% return of the Index.

The Funds’ overall strategy is to invest normally in higher-quality bonds (rated A7 or higher) with maturities of 10 years or more in order to capture their typically higher yields and a greater income stream.

Management hedges to various degrees against the greater potential risk of volatility at the long end of the yield curve by using Treasury futures and/or interest-rate swaps in seeking to mitigate risk. As a risk management tactic within the Funds’ overall strategy, interest-rate hedging is intended to moderate performance on both the upside and the downside of the market. During this period of negative performance by municipal bonds, the Funds’ hedging through Treasury futures mitigated some of the downside and, thus, added to the Funds’ performance relative to the Index.

The Funds’ overweighting in bonds with maturities of 20 years or more detracted from performance versus the Index, as longer-duration8 issues performed poorly in a rising rate environment. Similarly, an overweighting and security selection in zero coupon bonds hurt relative results versus the Index of both funds, as zero-coupon bonds are the longest-duration coupon structure.

Leveraged6 investments hurt performance versus the Index as well. In managing the Funds, management holds leveraged investments to seek to enhance the Funds’ tax-exempt income. The use of leveraged investments has the effect of achieving additional exposure to the municipal market and magnifies a fund’s exposure to its underlying investments in both up and down markets. As a result, during this period of negative performance by municipal bonds, leveraged investments detracted from performance versus the Index.

Fund-specific Results

Eaton Vance AMT-Free Municipal Income Fund Class A shares at NAV returned -5.75%, underperforming the -2.21% return of the Index. As noted above, the chief detractors from results relative to the Index included leveraged investments, an overweighting and security selection in zero-coupon bonds and an overweighting in bonds with 20 or more years remaining to maturity. In contrast, the Fund’s hedging strategy and an underweighting in Puerto Rico bonds aided performance versus the Index. And although lower-rated bonds in general did poorly over the period, strong security section in BBB bonds, combined with an overweighting in bonds of that credit rating, allowed the Fund’s BBB holdings to outperform those of the Index and contribute to performance versus the Index.

Eaton Vance National Municipal Income Fund Class A shares at NAV returned -5.77%, underperforming the -2.21% return of the Index. An overweighting and security selection in Puerto Rico bonds held back performance relative to the Index, as did leveraged investments, an overweighting and security selection in zero-coupon bonds, and an overweighting in bonds with maturities of 20 years or more. Key contributors to results versus the Index included security selection in industrial development revenue bonds and the Fund’s hedging strategy. Performance versus the Index was also helped by a relative overweighting in noninvestment-grade bonds, because their higher coupon rates helped offset some of their price declines during the period.

APPENDIX C

OUTSTANDING SHARES AND 5% HOLDERS

Shareholders are entitled to the number of votes equal to the number of shares held by such shareholder.  As of the Record Date, the number of shares outstanding follows:

	Class A shares	Class B shares	Class C shares	Class I shares
AL Fund		N/A
AR Fund
KY Fund
TN Fund
National Fund

National Fund shareholders are not voting on the proposal.

As of the Record Date, the following person(s) held the share percentage of AL Fund, AR Fund, KY Fund and TN Fund, respectively, as indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

AL Fund	Class A shares

Class B shares

Class C shares

Class I shares

AR Fund	Class A shares

Class B shares

Class C shares

Class I shares

KY Fund	Class A shares

Class B shares

Class C shares

Class I shares

TN Fund	Class A shares

Class B shares

Class C shares

Class I shares

C-1

Assuming the Reorganization was consummated on the Record Date, such persons would hold the following share percentages in:  (i) a combined fund including just that Fund and the National Fund and (ii) a combined fund including all Acquired Funds and the National Fund:

AL Fund	Class A shares

Class B shares

Class C shares

Class I shares

AR Fund	Class A shares

Class B shares

Class C shares

Class I shares

AR Fund	Class A shares

Class B shares

Class C shares

Class I shares

AR Fund	Class A shares

Class B shares

Class C shares

Class I shares

As of the Record Date, the following person(s) held the share percentage of National Fund indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Class A shares

Class B shares

Class C shares

Class I shares

C-2

Assuming the Reorganization was consummated on the Record Date, such persons would hold the following share percentages in:  (i) a combined fund including just the AL Fund and the National Fund, (ii) a combined fund including just the AR Fund and the National Fund, (iii) a combined fund including just the KY Fund and the National Fund, (iv) a combined fund including just the TN Fund and the National Fund, and (v) a combined fund including all the Acquired Funds and the National Fund:

	(i)	(ii)	(iii)	(iv)	(v)
Class A shares

Class B shares

Class C shares

Class I shares

As of _____________, 2014, to the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of AL Fund, AR Fund, KY Fund, TN  Fund or National Fund.  The Trustees and officers of the Trust individually and as a group owned beneficially less than 1% of the outstanding shares of each Fund as of that date.

C-3

EATON VANCE MUNICIPALS TRUST
Eaton Vance National Municipal Income Fund

Two International Place

Boston, Massachusetts 02110

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 9, 2014

This Statement of Additional Information (“SAI”) relates specifically to the reorganization of Eaton Vance Alabama Municipal Income Fund (“AL Fund”), Eaton Vance Arkansas Municipal Income Fund (“”AR Fund”), Eaton Vance Kentucky Municipal Income Fund (“KY Fund”) and Eaton Vance Tennessee Municipal Income Fund (“TN Fund”) (together referred to herein as the “Acquired Funds”) into Eaton Vance National Municipal Income Fund  (“National Fund”), whereby the Acquired Funds will transfer substantially all of their assets to National Fund, and shareholders in each Acquired Fund will receive shares of National Fund, in exchange for their Acquired Fund shares, respectively. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

(1)

The audited financial statements of (a) AL Fund, AR Fund, KY Fund and TN Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended Augsut 31, 2013, previously filed on EDGAR, Accession Number 0001193125-13-413008 and (b) National Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2013, previously filed on EDGAR, Accession Number 0001193125-13-456452.

(2)

The Statement of Additional Information of AL Fund, AR Fund, KY Fund and TN Fund, dated January 1, 2014, previously filed on EDGAR, Accession Number 0000940394-13-001481.

(3)

The Statement of Additional Information of National Fund dated February 1, 2014, previously filed on EDGAR, Accession Number 0000940394-14-XXXXXX.

This SAI is not a prospectus and should be read only in conjunction with the Proxy Statement/Prospectus dated May 9, 2014 relating to the above-referenced matter.  A copy of the Proxy Statement/ Prospectus may be obtained by calling Eaton Vance Distributors, Inc. at (800) 262-1122.

Pro Forma Financial Statements

Because the net asset value of the Acquired Funds, both separately and in the aggregate, is less than 10 percent of the net asset value of National Fund as of May 9, 2014, no pro forma financial statements are required or provided per Rule 11-01 of Regulation S-X.

PART C

OTHER INFORMATION

Item 15.

Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.

The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The advisory agreements of the Registrant provide the investment adviser limitation of liability to the Trust and its shareholders in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement.

The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.

Exhibits

(1)	(a)

Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 (Accession No. 0000950156-95-000695) and incorporated herein by reference.  As used herein, references to Post-Effective Amendments are to post-effective amendments to the Registrant’s registration statement on Form N-1A.

(b)

Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 67 filed July 3, 1997 (Accession No. 0000950156-97-000565) and incorporated herein by reference.

(c)

Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(3) to Post-Effective Amendment No. 115 filed November 24, 2008 (Accession No. 0000940394-08-001475) and incorporated herein by reference.

(d)

Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value as amended and restated effective February 7, 2011 filed as Exhibit (a)(4) to Post-Effective Amendment No. 130 filed May 26, 2011 (Accession No. 0000940394-11-000611) and incorporated herein by reference.

(2)

Amended and Restated By-Laws of Eaton Vance Municipals Trust adopted April 23, 2012 filed as Exhibit (b) to Post-Effective Amendment No. 139 filed November 28, 2012 (Accession No. 0000940394-12-001150) and incorporated herein by reference.

(3)		Voting Trust Agreement – not applicable.
(4)		Form of Agreement and Plan of Reorganization – filed as Appendix A to the Proxy Statement/Prospectus.
(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.
(6)	(a)

Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance Alabama Municipals Fund, Eaton Vance Arizona Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance New Jersey Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance Pennsylvania Municipals Fund, Eaton Vance Rhode Island Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund, Eaton Vance Virginia Municipals Fund and Eaton Vance West Virginia Municipals Fund filed as Exhibit (d)(1) to Post-Effective Amendment No. 96 filed November 24, 2004 (Accession No. 0000940394-04-001055) and incorporated herein by reference.

(b)

Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance California Municipals Fund and Eaton Vance National Municipals Fund filed as Exhibit (d)(2) to Post-Effective Amendment No. 96 filed November 24, 2004 (Accession No. 0000940394-04-001055) and incorporated herein by reference.

(c)

Investment Advisory and Administrative Agreement between Eaton Vance Municipals Trust, on behalf of Eaton Vance Municipal Opportunities Fund, and Eaton Vance Management dated May 31, 2011 filed as Exhibit (d)(3) to Post-Effective Amendment No. 130 filed May 26, 2011 (Accession No. 0000940394-11-000611) and incorporated herein by reference.

(7)	(a)	(i)

Master Distribution Agreement effective as of May 1, 2013 between each Trust identified on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. filed as Exhibit (e)(1) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

(ii)

Amended Schedule A dated November 1, 2013 to Master Distribution Agreement effective May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 213 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed November 1, 2013 (Accession No. 0000940394-13-001262) and incorporated herein by reference.

(b)

Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.

(8)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees.  See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(9)	(a)

Amended and Restated Master Custodian Agreement between Eaton Vance Funds and State Street Bank & Trust Company dated September 1, 2013 filed as Exhibit (g)(1) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(b)

Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

(c)

Amendment Number 1 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

(10)	(a)	(i)

Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

(ii)

Amended Schedule A dated November 1, 2013 to Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 213 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed November 1, 2013 (Accession No. 0000940394-13-001262) and incorporated herein by reference.

(b)

Master Distribution Plan for Class B shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(2) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

	(c)	(i)

Master Distribution Plan for Class C shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(3) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

(ii)

Amended Schedule A dated August 28, 2013 to Master Distribution Plan for Class C shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 209 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed August 28, 2013 (Accession No. 0000940394-13-001042) and incorporated herein by reference.

	(d)	(i)

Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 1, 2013 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed February 27, 2013 (Accession No. 0000940394-13-000301) and incorporated herein by reference.

(ii)

Schedule A dated November 1, 2013 to Amended and Restated Multiple Class Plan dated March 1, 2013 filed as Exhibit (n)(1)(b) to Post-Effective Amendment No. 213 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed November 1, 2013 (Accession No. 0000940394-13-001262) and incorporated herein by reference.

(11)		Opinion and Consent of Counsel as to legality of securities being registered by Registrant filed herewith.
(12)		Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement/ Prospectus – to be filed by amendment.
(13)	(a)

Amended and Restated Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated August 6, 2012 filed as Exhibit (h)(1) to Post-Effective Amendment No. 139 filed November 28, 2012 (Accession No. 0000940394-12-001150) and incorporated herein by reference.

(b)

Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(4) to Post-Effective Amendment No. 121 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

(c)

Sub-Transfer Agency Services Agreement effective September 1, 2011 between BNY Mellon Investment Servicing (US) Inc. and Eaton Vance Management filed as Exhibit (h)(5) to Post-Effective Amendment No. 121 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

(14)		Consent of Independent Registered Public Accounting Firm regarding financial statements of Registrant filed herewith.
(15)		Omitted Financial Statements – not applicable
(16)		Power of Attorney for N-14 Eaton Vance Municipals Trust dated January 2, 2014 filed herewith.
(17)	(a)	(i)

Prospectus, dated January 1, 2014, of Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund and Eaton Vance Tennessee Municipal Income Fund filed herewith.

(ii)

Statement of Additional Information, dated January 1, 2014, of Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund and Eaton Vance Tennessee Municipal Income Fund filed herewith.

(iii) Prospectus, dated February 1, 2013, of Eaton Vance National Municipal Income Fund filed herewith.
(iv) Statement of Additional Information, dated February 1, 2013, of Eaton Vance National Municipal Income Fund filed herewith.
	(b)	(i)

Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund  and Eaton Vance Tennessee Municipal Income Fund Annual Report to Shareholders for the period ended August 31, 2013 filed herewith.

(ii) Eaton Vance National Municipal Income Fund Annual Report to Shareholders for the period ended September 30, 2013 filed herewith.
	(d)	Form of Proxy Cards filed herewith.

Item 17.

Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 24th  day of January, 2014.

EATON VANCE MUNICIPALS TRUST

/s/ Payson F. Swaffield

Payson F. Swaffield

President

Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date
/s/ Payson F. Swaffield
Payson F. Swaffield	President (Chief Executive Officer)	January 24, 2014

/s/ James F. Kirchner	Treasurer (Principal Financial
James F. Kirchner	and Accounting Officer)	January 24, 2014

Thomas E. Faust Jr.*
Thomas E. Faust Jr.	Trustee	January 24, 2014

Allen R. Freedman*
Allen R. Freedman	Trustee	January 24, 2014

Valerie A. Mosley*
Valerie A. Mosley	Trustee	January 24, 2014

William H. Park*
William H. Park	Trustee	January 24, 2014

Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	January 24, 2014

Helen Frame Peters*
Helen Frame Peters	Trustee	January 24, 2014

Lynn A. Stout*
Lynn A. Stout	Trustee	January 24, 2014

Ralph F. Verni*
Ralph F. Verni	Trustee	January 24, 2014

* By: /s/ Maureen A. Gemma
Maureen A. Gemma (As Attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit Number

Description

(11)			Opinion and Consent of Counsel as to legality of securities being registered by Registrant
(14)			Consent of Independent Registered Public Accounting Firm regarding financial statements of Registrant
(16)			Power of Attorney for N-14 Eaton Vance Municipals Trust dated January 2, 2014
(17)	(a)	(i)

Prospectus, dated January 1, 2014, of Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund and Eaton Vance Tennessee Municipal Income Fund

(ii)

Statement of Additional Information, dated January 1, 2014, of Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund and Eaton Vance Tennessee Municipal Income Fund

		(iii)	Prospectus, dated February 1, 2013, of Eaton Vance National Municipal Income Fund
		(iv)	Statement of Additional Information, dated February 1, 2013, of Eaton Vance National Municipal Income Fund
	(b)	(i)

Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund  and Eaton Vance Tennessee Municipal Income Fund Annual Report to Shareholders for the period ended August 31, 2013

		(ii)	Eaton Vance National Municipal Income Fund Annual Report to Shareholders for the period ended September 30, 2013
	(d)		Form of Proxy Cards